UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

===============================
                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 56.64%

AMUSEMENT & RECREATION SERVICES - 0.09%
           1,890  HARRAH'S ENTERTAINMENT INCORPORATED<<                                                       $          122,056
           5,729  INTERNATIONAL GAME TECHNOLOGY<<                                                                        152,735

                                                                                                                         274,791
                                                                                                              ------------------

APPAREL & ACCESSORY STORES - 0.26%
          12,228  GAP INCORPORATED                                                                                       267,059
           5,412  KOHL'S CORPORATION+                                                                                    279,422
           6,343  LIMITED BRANDS                                                                                         154,135
           2,093  NORDSTROM INCORPORATED                                                                                 115,910

                                                                                                                         816,526
                                                                                                              ------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.08%
           2,032  JONES APPAREL GROUP INCORPORATED                                                                        68,052
           1,802  LIZ CLAIBORNE INCORPORATED                                                                              72,314
           1,660  VF CORPORATION                                                                                          98,172

                                                                                                                         238,538
                                                                                                              ------------------

APPLICATIONS SOFTWARE - 0.02%
           2,814  CITRIX SYSTEMS INCORPORATED+                                                                            67,030
                                                                                                              ------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
           3,749  AUTONATION INCORPORATED+                                                                                71,006
           1,123  AUTOZONE INCORPORATED+                                                                                  96,241

                                                                                                                         167,247
                                                                                                              ------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
           1,064  RYDER SYSTEM INCORPORATED                                                                               44,369
                                                                                                              ------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.11%
           2,101  CENTEX CORPORATION                                                                                     120,324
             691  KB HOME<<                                                                                               81,165
           1,967  PULTE HOMES INCORPORATED                                                                               144,830

                                                                                                                         346,319
                                                                                                              ------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.70%
          36,463  HOME DEPOT INCORPORATED                                                                              1,394,345
          12,831  LOWE'S COMPANIES INCORPORATED                                                                          732,522
           2,101  SHERWIN-WILLIAMS COMPANY                                                                                92,423

                                                                                                                       2,219,290
                                                                                                              ------------------

BUSINESS SERVICES - 3.57%
           4,040  ADOBE SYSTEMS INCORPORATED                                                                             271,367
           2,103  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     111,964
           3,810  AUTODESK INCORPORATED+                                                                                 113,386
           9,682  AUTOMATIC DATA PROCESSING INCORPORATED                                                                 435,206
           3,678  BMC SOFTWARE INCORPORATED+                                                                              55,170
          17,520  CENDANT CORPORATION                                                                                    359,861
           8,837  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                       239,483
           3,173  COMPUTER SCIENCES CORPORATION+                                                                         145,482
           6,431  COMPUWARE CORPORATION+                                                                                  46,303
           2,359  CONVERGYS CORPORATION+                                                                                  35,220
          20,097  EBAY INCORPORATED+                                                                                     748,814

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
BUSINESS SERVICES (continued)
           5,113  ELECTRONIC ARTS INCORPORATED+                                                               $          264,751
           8,595  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                  177,659
           2,243  EQUIFAX INCORPORATED                                                                                    68,838
          13,315  FIRST DATA CORPORATION                                                                                 523,413
           3,209  FISERV INCORPORATED+                                                                                   127,718
           3,851  IMS HEALTH INCORPORATED                                                                                 93,926
           7,022  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                          86,230
           3,078  INTUIT INCORPORATED+                                                                                   134,724
           1,401  MERCURY INTERACTIVE CORPORATION+<<                                                                      66,379
         168,017  MICROSOFT CORPORATION                                                                                4,060,971
           2,004  MONSTER WORLDWIDE INCORPORATED+                                                                         56,212
           3,092  NCR CORPORATION+<<                                                                                     104,324
           6,292  NOVELL INCORPORATED+                                                                                    37,500
           3,093  OMNICOM GROUP INCORPORATED                                                                             273,792
          74,611  ORACLE CORPORATION+                                                                                    931,145
           4,491  PARAMETRIC TECHNOLOGY CORPORATION+                                                                      25,105
           2,673  ROBERT HALF INTERNATIONAL INCORPORATED                                                                  72,064
           8,548  SIEBEL SYSTEMS INCORPORATED+                                                                            78,043
          56,088  SUN MICROSYSTEMS INCORPORATED+                                                                         226,595
           4,796  SUNGARD DATA SYSTEMS INCORPORATED+                                                                     165,462
          11,781  SYMANTEC CORPORATION+<<                                                                                251,289
           5,600  UNISYS CORPORATION+                                                                                     39,536
           7,009  VERITAS SOFTWARE CORPORATION+                                                                          162,749
          21,651  YAHOO! INCORPORATED+                                                                                   733,969

                                                                                                                      11,324,650
                                                                                                              ------------------

CHEMICALS & ALLIED PRODUCTS - 5.87%
          25,885  ABBOTT LABORATORIES                                                                                  1,206,759
           3,779  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  239,173
           1,407  ALBERTO-CULVER COMPANY CLASS B                                                                          67,339
          20,801  AMGEN INCORPORATED+                                                                                  1,210,826
           1,687  AVERY DENNISON CORPORATION<<                                                                           104,476
           7,830  AVON PRODUCTS INCORPORATED                                                                             336,220
           5,538  BIOGEN IDEC INCORPORATED+                                                                              191,116
          32,447  BRISTOL-MYERS SQUIBB COMPANY                                                                           826,101
           2,451  CHIRON CORPORATION+<<                                                                                   85,932
           2,546  CLOROX COMPANY<<                                                                                       160,373
           8,726  COLGATE PALMOLIVE COMPANY                                                                              455,235
          15,833  DOW CHEMICAL COMPANY                                                                                   789,275
          16,555  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                    848,278
           1,293  EASTMAN CHEMICAL COMPANY<<                                                                              76,287
           3,666  ECOLAB INCORPORATED                                                                                    121,161
          18,808  ELI LILLY & COMPANY                                                                                    979,897
           5,834  FOREST LABORATORIES INCORPORATED+                                                                      215,566
           4,115  GENZYME CORPORATION+                                                                                   235,543
           7,188  GILEAD SCIENCES INCORPORATED+                                                                          257,330
          16,460  GILLETTE COMPANY                                                                                       830,901
             854  GREAT LAKES CHEMICAL CORPORATION                                                                        27,430
           2,591  HOSPIRA INCORPORATED+                                                                                   83,612
           1,470  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                         58,065
           4,011  KING PHARMACEUTICALS INCORPORATED+                                                                      33,331
           4,130  MEDIMMUNE INCORPORATED+                                                                                 98,335
          36,664  MERCK & COMPANY INCORPORATED                                                                         1,186,814
           4,421  MONSANTO COMPANY                                                                                       285,155
           4,470  MYLAN LABORATORIES INCORPORATED                                                                         79,208
         123,882  PFIZER INCORPORATED                                                                                  3,254,380
           2,876  PPG INDUSTRIES INCORPORATED                                                                            205,692
           5,359  PRAXAIR INCORPORATED                                                                                   256,482
          41,887  PROCTER & GAMBLE COMPANY                                                                             2,220,011
           3,228  ROHM & HAAS COMPANY                                                                                    154,944

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          24,491  SCHERING-PLOUGH CORPORATION                                                                 $          444,512
           1,143  SIGMA-ALDRICH CORPORATION<<                                                                             70,009
          22,184  WYETH                                                                                                  935,721

                                                                                                                      18,631,489
                                                                                                              ------------------

COMMUNICATIONS - 2.30%
           5,023  ALLTEL CORPORATION                                                                                     275,511
          13,289  AT&T CORPORATION                                                                                       249,169
           7,970  AVAYA INCORPORATED+                                                                                     93,090
          30,412  BELLSOUTH CORPORATION                                                                                  799,531
           2,234  CENTURYTEL INCORPORATED<<                                                                               73,364
           8,751  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              301,647
          36,731  COMCAST CORPORATION CLASS A+                                                                         1,240,773
          18,709  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                            531,710
          27,751  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                     102,679
          54,853  SBC COMMUNICATIONS INCORPORATED                                                                      1,299,468
          24,542  SPRINT CORPORATION-FON GROUP                                                                           558,330
           4,846  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                       134,186
          45,994  VERIZON COMMUNICATIONS INCORPORATED                                                                  1,632,787

                                                                                                                       7,292,245
                                                                                                              ------------------

DEPOSITORY INSTITUTIONS - 5.77%
           5,896  AMSOUTH BANCORPORATION                                                                                 153,001
          67,309  BANK OF AMERICA CORPORATION                                                                          2,968,327
          12,925  BANK OF NEW YORK COMPANY INCORPORATED                                                                  375,471
           9,107  BB&T CORPORATION                                                                                       355,902
          86,766  CITIGROUP INCORPORATED                                                                               3,899,264
           2,826  COMERICA INCORPORATED                                                                                  155,656
           2,051  COMPASS BANCSHARES INCORPORATED                                                                         93,115
           8,635  FIFTH THIRD BANCORP                                                                                    371,132
           2,044  FIRST HORIZON NATIONAL CORPORATION                                                                      83,375
           4,688  GOLDEN WEST FINANCIAL CORPORATION                                                                      283,624
           3,849  HUNTINGTON BANCSHARES INCORPORATED                                                                      91,991
          59,008  JP MORGAN CHASE & COMPANY                                                                            2,041,677
           6,746  KEYCORP<<                                                                                              218,908
           1,632  M&T BANK CORPORATION<<                                                                                 166,562
           3,450  MARSHALL & ILSLEY CORPORATION                                                                          144,037
           7,036  MELLON FINANCIAL CORPORATION                                                                           200,807
           9,867  NATIONAL CITY CORPORATION                                                                              330,544
           7,815  NORTH FORK BANCORPORATION INCORPORATED                                                                 216,774
           3,377  NORTHERN TRUST CORPORATION                                                                             146,697
           4,693  PNC FINANCIAL SERVICES GROUP                                                                           241,596
           7,714  REGIONS FINANCIAL CORPORATION                                                                          249,934
           6,223  SOVEREIGN BANCORP INCORPORATED                                                                         137,902
           5,538  STATE STREET CORPORATION                                                                               242,121
           5,632  SUNTRUST BANKS INCORPORATED<<                                                                          405,898
           5,161  SYNOVUS FINANCIAL CORPORATION                                                                          143,785
          30,774  US BANCORP                                                                                             886,907
          26,327  WACHOVIA CORPORATION                                                                                 1,340,308
          14,500  WASHINGTON MUTUAL INCORPORATED                                                                         572,750
          28,157  WELLS FARGO & COMPANY>>                                                                              1,683,789
           1,492  ZIONS BANCORPORATION                                                                                   102,978

                                                                                                                      18,304,832
                                                                                                              ------------------

EATING & DRINKING PLACES - 0.33%
           2,453  DARDEN RESTAURANTS INCORPORATED                                                                         75,258
          21,123  MCDONALD'S CORPORATION                                                                                 657,770
           1,892  WENDY'S INTERNATIONAL INCORPORATED<<                                                                    73,864

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
EATING & DRINKING PLACES (continued)
           4,838  YUM! BRANDS INCORPORATED                                                                    $          250,657

                                                                                                                       1,057,549
                                                                                                              ------------------

EDUCATIONAL SERVICES - 0.06%
           2,751  APOLLO GROUP INCORPORATED CLASS A+                                                                     203,739
                                                                                                              ------------------

ELECTRIC, GAS & SANITARY SERVICES - 2.07%
          10,773  AES CORPORATION+                                                                                       176,462
           2,282  ALLEGHENY ENERGY INCORPORATED+<<                                                                        47,146
           4,505  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                 32,932
           3,243  AMEREN CORPORATION                                                                                     158,939
           6,365  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                         216,792
           8,872  CALPINE CORPORATION+<<                                                                                  24,842
           4,804  CENTERPOINT ENERGY INCORPORATED                                                                         57,792
           3,178  CINERGY CORPORATION                                                                                    128,773
           5,570  CITIZENS COMMUNICATIONS COMPANY                                                                         72,076
           3,578  CMS ENERGY CORPORATION+<<                                                                               46,657
           4,027  CONSOLIDATED EDISON INCORPORATED                                                                       169,859
           2,936  CONSTELLATION ENERGY GROUP INCORPORATED                                                                151,791
           5,655  DOMINION RESOURCES INCORPORATED                                                                        420,902
           2,888  DTE ENERGY COMPANY                                                                                     131,346
          15,574  DUKE ENERGY CORPORATION<<                                                                              436,228
           5,498  DYNEGY INCORPORATED CLASS A+<<                                                                          21,497
           5,410  EDISON INTERNATIONAL                                                                                   187,835
          10,680  EL PASO CORPORATION                                                                                    112,994
           3,539  ENTERGY CORPORATION                                                                                    250,066
          11,039  EXELON CORPORATION                                                                                     506,580
           5,476  FIRSTENERGY CORPORATION                                                                                229,718
           6,495  FPL GROUP INCORPORATED                                                                                 260,774
           2,670  KEYSPAN CORPORATION                                                                                    104,050
           1,823  KINDER MORGAN INCORPORATED<<                                                                           138,001
             732  NICOR INCORPORATED                                                                                      27,150
           4,503  NISOURCE INCORPORATED                                                                                  102,623
             629  PEOPLES ENERGY CORPORATION                                                                              26,368
           5,989  PG&E CORPORATION                                                                                       204,225
           1,520  PINNACLE WEST CAPITAL CORPORATION                                                                       64,615
           3,140  PPL CORPORATION                                                                                        169,529
           4,102  PROGRESS ENERGY INCORPORATED                                                                           172,079
           3,957  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           215,221
           3,951  SEMPRA ENERGY                                                                                          157,408
          12,334  SOUTHERN COMPANY<<                                                                                     392,591
           3,429  TECO ENERGY INCORPORATED<<                                                                              53,767
           3,988  TXU CORPORATION<<                                                                                      317,564
           9,439  WASTE MANAGEMENT INCORPORATED                                                                          272,315
           9,468  WILLIAMS COMPANIES INCORPORATED                                                                        178,093
           6,656  XCEL ENERGY INCORPORATED                                                                               114,350

                                                                                                                       6,551,950
                                                                                                              ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.32%
          13,462  ADC TELECOMMUNICATIONS INCORPORATED+                                                                    26,789
           6,541  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 105,441
           6,181  ALTERA CORPORATION+                                                                                    122,260
           2,985  AMERICAN POWER CONVERSION CORPORATION                                                                   77,938
           6,185  ANALOG DEVICES INCORPORATED                                                                            223,526
           2,673  ANDREW CORPORATION+                                                                                     31,301
           5,115  APPLIED MICRO CIRCUITS CORPORATION+                                                                     16,828
           4,829  BROADCOM CORPORATION CLASS A+<<                                                                        144,484
           9,502  CIENA CORPORATION+                                                                                      16,344
         107,332  CISCO SYSTEMS INCORPORATED+                                                                          1,920,170

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           3,281  COMVERSE TECHNOLOGY INCORPORATED+                                                           $           82,747
           1,538  COOPER INDUSTRIES LIMITED CLASS A                                                                      109,998
           6,962  EMERSON ELECTRIC COMPANY                                                                               452,043
           6,667  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          115,006
         175,997  GENERAL ELECTRIC COMPANY                                                                             6,346,452
         103,398  INTEL CORPORATION                                                                                    2,401,936
           3,047  JABIL CIRCUIT INCORPORATED+                                                                             86,900
          23,988  JDS UNIPHASE CORPORATION+                                                                               40,060
           3,263  KLA-TENCOR CORPORATION+<<                                                                              150,131
           1,912  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               135,790
           5,098  LINEAR TECHNOLOGY CORPORATION                                                                          195,304
           6,391  LSI LOGIC CORPORATION+                                                                                  35,726
          73,575  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                    202,331
           5,425  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 221,720
           1,320  MAYTAG CORPORATION<<                                                                                    18,440
          10,192  MICRON TECHNOLOGY INCORPORATED+<<                                                                      105,385
           2,784  MOLEX INCORPORATED                                                                                      73,386
          40,711  MOTOROLA INCORPORATED                                                                                  609,444
           5,899  NATIONAL SEMICONDUCTOR CORPORATION                                                                     121,578
           6,079  NETWORK APPLIANCE INCORPORATED+<<                                                                      168,145
           2,321  NOVELLUS SYSTEMS INCORPORATED+                                                                          62,040
           2,759  NVIDIA CORPORATION+                                                                                     65,554
           2,985  PMC-SIERRA INCORPORATED+                                                                                26,268
           1,525  QLOGIC CORPORATION+                                                                                     61,763
          27,328  QUALCOMM INCORPORATED                                                                                1,001,571
           2,962  ROCKWELL COLLINS INCORPORATED                                                                          140,962
           8,691  SANMINA-SCI CORPORATION+                                                                                45,367
           2,524  SCIENTIFIC-ATLANTA INCORPORATED                                                                         71,227
           7,671  TELLABS INCORPORATED+                                                                                   55,998
          28,582  TEXAS INSTRUMENTS INCORPORATED                                                                         728,555
           1,110  WHIRLPOOL CORPORATION                                                                                   75,180
           5,787  XILINX INCORPORATED<<                                                                                  169,154

                                                                                                                      16,861,242
                                                                                                              ------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.19%
           1,420  FLUOR CORPORATION                                                                                       78,711
           2,277  MOODY'S CORPORATION                                                                                    184,118
           5,905  PAYCHEX INCORPORATED                                                                                   193,802
           1,515  QUEST DIAGNOSTICS INCORPORATED                                                                         159,272

                                                                                                                         615,903
                                                                                                              ------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
           1,825  BALL CORPORATION                                                                                        75,701
           2,405  FORTUNE BRANDS INCORPORATED                                                                            193,915
           4,561  ILLINOIS TOOL WORKS INCORPORATED                                                                       408,346
             962  SNAP-ON INCORPORATED                                                                                    30,582

                                                                                                                         708,544
                                                                                                              ------------------

FINANCIAL SERVICES - 0.02%
           3,923  JANUS CAPITAL GROUP INCORPORATED                                                                        54,726
                                                                                                              ------------------

FOOD & KINDRED PRODUCTS - 1.96%
          12,901  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  611,379
          10,347  ARCHER-DANIELS-MIDLAND COMPANY                                                                         254,329
           5,406  CAMPBELL SOUP COMPANY                                                                                  156,882
          37,617  COCA-COLA COMPANY                                                                                    1,567,500
           5,856  COCA-COLA ENTERPRISES INCORPORATED                                                                     120,165
           8,559  CONAGRA FOODS INCORPORATED                                                                             231,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS (continued)
           6,062  GENERAL MILLS INCORPORATED                                                                  $          297,947
           1,859  HERCULES INCORPORATED+<<                                                                                26,918
           3,632  HERSHEY FOODS CORPORATION                                                                              219,591
           5,812  HJ HEINZ COMPANY                                                                                       214,114
           5,827  KELLOGG COMPANY                                                                                        252,134
           2,254  MCCORMICK & COMPANY INCORPORATED                                                                        77,605
           1,334  MOLSON COORS BREWING COMPANY                                                                           102,945
           3,283  PEPSI BOTTLING GROUP INCORPORATED                                                                       91,432
          27,865  PEPSICO INCORPORATED                                                                                 1,477,681
          13,106  SARA LEE CORPORATION                                                                                   290,429
           3,247  WM. WRIGLEY JR. COMPANY                                                                                212,906

                                                                                                                       6,205,221
                                                                                                              ------------------

FOOD STORES - 0.21%
           6,111  ALBERTSON'S INCORPORATED<<                                                                             126,192
          12,157  KROGER COMPANY+                                                                                        194,877
           6,635  STARBUCKS CORPORATION+                                                                                 342,764

                                                                                                                         663,833
                                                                                                              ------------------

FORESTRY - 0.09%
           4,030  WEYERHAEUSER COMPANY                                                                                   276,055
                                                                                                              ------------------

FURNITURE & FIXTURES - 0.14%
           3,168  LEGGETT & PLATT INCORPORATED                                                                            91,492
           7,438  MASCO CORPORATION                                                                                      257,876
           4,563  NEWELL RUBBERMAID INCORPORATED                                                                         100,112

                                                                                                                         449,480
                                                                                                              ------------------

GENERAL MERCHANDISE STORES - 1.51%
           1,874  BIG LOTS INCORPORATED+<<                                                                                22,525
           5,005  DOLLAR GENERAL CORPORATION                                                                             109,660
           2,784  FAMILY DOLLAR STORES INCORPORATED<<                                                                     84,522
           2,809  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                             178,765
           4,742  JC PENNEY COMPANY INCORPORATED                                                                         246,205
           4,848  MAY DEPARTMENT STORES COMPANY                                                                          179,473
           1,594  SEARS HOLDINGS CORPORATION+<<                                                                          212,273
          14,868  TARGET CORPORATION                                                                                     743,697
           8,001  TJX COMPANIES INCORPORATED                                                                             197,065
          56,255  WAL-MART STORES INCORPORATED                                                                         2,818,938

                                                                                                                       4,793,123
                                                                                                              ------------------

HEALTH SERVICES - 0.34%
           7,588  CAREMARK RX INCORPORATED+                                                                              301,851
           6,835  HCA INCORPORATED                                                                                       366,151
           4,051  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                   106,055
           2,242  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            108,065
           1,431  MANOR CARE INCORPORATED                                                                                 52,031
           7,776  TENET HEALTHCARE CORPORATION+<<                                                                         89,657
           1,818  WATSON PHARMACEUTICALS INCORPORATED+                                                                    55,867

                                                                                                                       1,079,677
                                                                                                              ------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.31%
           1,588  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                       59,074
           3,317  ARCHSTONE-SMITH TRUST                                                                                  113,143
           6,695  EQUITY OFFICE PROPERTIES TRUST                                                                         201,720

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           4,695  EQUITY RESIDENTIAL                                                                          $          151,226
           3,052  PLUM CREEK TIMBER COMPANY                                                                              108,956
           3,053  PROLOGIS                                                                                               113,266
           3,672  SIMON PROPERTY GROUP INCORPORATED                                                                      222,450

                                                                                                                         969,835
                                                                                                              ------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
           5,024  BED BATH & BEYOND INCORPORATED+                                                                        183,577
           4,957  BEST BUY COMPANY INCORPORATED<<                                                                        267,728
           3,176  CIRCUIT CITY STORES INCORPORATED                                                                        50,975
           2,631  RADIO SHACK CORPORATION                                                                                 64,459

                                                                                                                         566,739
                                                                                                              ------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.18%
           6,388  HILTON HOTELS CORPORATION<<                                                                            142,772
           3,336  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            223,045
           3,527  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       211,726

                                                                                                                         577,543
                                                                                                              ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.28%
          12,825  3M COMPANY                                                                                           1,098,974
           2,991  AMERICAN STANDARD COMPANIES INCORPORATED                                                               139,022
          13,568  APPLE COMPUTER INCORPORATED+<<                                                                         565,379
          27,693  APPLIED MATERIALS INCORPORATED+                                                                        450,011
           5,615  BAKER HUGHES INCORPORATED                                                                              249,811
           1,332  BLACK & DECKER CORPORATION                                                                             105,215
           5,694  CATERPILLAR INCORPORATED                                                                               520,659
             710  CUMMINS INCORPORATED<<                                                                                  49,949
           4,099  DEERE & COMPANY                                                                                        275,166
          40,831  DELL INCORPORATED+                                                                                   1,568,727
           3,382  DOVER CORPORATION                                                                                      127,806
           2,538  EATON CORPORATION                                                                                      165,985
          39,943  EMC CORPORATION+                                                                                       492,098
           4,963  GATEWAY INCORPORATED+                                                                                   20,001
          48,080  HEWLETT-PACKARD COMPANY                                                                              1,054,875
           2,877  INGERSOLL-RAND COMPANY CLASS A                                                                         229,153
          27,109  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          2,477,221
           2,102  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                  168,097
           2,786  NATIONAL-OILWELL INCORPORATED+                                                                         130,106
           2,058  PALL CORPORATION<<                                                                                      55,813
           1,995  PARKER HANNIFIN CORPORATION                                                                            121,535
           3,833  PITNEY BOWES INCORPORATED                                                                              172,945
          16,124  SOLECTRON CORPORATION+                                                                                  55,950
           1,248  STANLEY WORKS<<                                                                                         56,497
           4,029  SYMBOL TECHNOLOGIES INCORPORATED                                                                        58,380

                                                                                                                      10,409,375
                                                                                                              ------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.21%
           5,254  AON CORPORATION<<                                                                                      120,001
           2,670  HUMANA INCORPORATED+                                                                                    85,280
           2,266  JEFFERSON-PILOT CORPORATION                                                                            111,147
           8,782  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                267,149
           4,940  UNUMPROVIDENT CORPORATION<<                                                                             84,079

                                                                                                                         667,656
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS - 2.95%
           4,719  ACE LIMITED                                                                                 $          194,753
           4,887  AETNA INCORPORATED                                                                                     366,281
           8,333  AFLAC INCORPORATED                                                                                     310,487
          11,278  ALLSTATE CORPORATION                                                                                   609,689
           1,804  AMBAC FINANCIAL GROUP INCORPORATED                                                                     134,849
          43,248  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                            2,396,372
           3,180  CHUBB CORPORATION<<                                                                                    252,079
           2,184  CIGNA CORPORATION<<                                                                                    195,031
           2,638  CINCINNATI FINANCIAL CORPORATION                                                                       115,043
           4,910  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                       336,630
           2,894  LINCOLN NATIONAL CORPORATION                                                                           130,635
           2,650  LOEWS CORPORATION                                                                                      194,881
           2,336  MBIA INCORPORATED<<                                                                                    122,126
          12,170  METLIFE INCORPORATED                                                                                   475,847
           1,606  MGIC INVESTMENT CORPORATION                                                                             99,042
           4,973  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 191,411
           3,324  PROGRESSIVE CORPORATION                                                                                305,010
           8,700  PRUDENTIAL FINANCIAL INCORPORATED                                                                      499,380
           2,111  SAFECO CORPORATION                                                                                     102,827
          11,116  ST. PAUL COMPANIES INCORPORATED                                                                        408,291
           1,795  TORCHMARK CORPORATION                                                                                   93,699
          10,651  UNITEDHEALTH GROUP INCORPORATED                                                                      1,015,892
           5,064  WELLPOINT INCORPORATED+                                                                                634,772
           2,308  XL CAPITAL LIMITED CLASS A<<                                                                           167,030

                                                                                                                       9,352,057
                                                                                                              ------------------

LEATHER & LEATHER PRODUCTS - 0.06%
           3,174  COACH INCORPORATED+                                                                                    179,744
                                                                                                              ------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
           4,314  GEORGIA-PACIFIC CORPORATION                                                                            153,104
           1,839  LOUISIANA-PACIFIC CORPORATION<<                                                                         46,232

                                                                                                                         199,336
                                                                                                              ------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.71%
           7,177  AGILENT TECHNOLOGIES INCORPORATED+                                                                     159,329
           2,185  ALLERGAN INCORPORATED<<                                                                                151,792
           3,260  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                            64,352
             890  BAUSCH & LOMB INCORPORATED                                                                              65,237
          10,290  BAXTER INTERNATIONAL INCORPORATED                                                                      349,654
           4,199  BECTON DICKINSON & COMPANY                                                                             245,306
           4,195  BIOMET INCORPORATED                                                                                    152,278
          12,620  BOSTON SCIENTIFIC CORPORATION+                                                                         369,640
           1,739  C.R. BARD INCORPORATED                                                                                 118,391
           4,569  DANAHER CORPORATION                                                                                    244,030
           4,760  EASTMAN KODAK COMPANY                                                                                  154,938
           1,947  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                        110,823
           5,356  GUIDANT CORPORATION                                                                                    395,808
          20,083  MEDTRONIC INCORPORATED                                                                               1,023,229
             825  MILLIPORE CORPORATION+                                                                                  35,805
           2,150  PERKINELMER INCORPORATED                                                                                44,355
           7,523  RAYTHEON COMPANY                                                                                       291,140
           2,905  ROCKWELL AUTOMATION INCORPORATED                                                                       164,539
           5,992  ST. JUDE MEDICAL INCORPORATED+                                                                         215,712
           6,221  STRYKER CORPORATION                                                                                    277,519
           1,484  TEKTRONIX INCORPORATED                                                                                  36,403
           3,224  TERADYNE INCORPORATED+<<                                                                                47,070
           2,655  THERMO ELECTRON CORPORATION+                                                                            67,145
           2,006  WATERS CORPORATION+                                                                                     71,795

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          15,897  XEROX CORPORATION+<<                                                                        $          240,840
           4,096  ZIMMER HOLDINGS INCORPORATED+                                                                          318,710

                                                                                                                       5,415,840
                                                                                                              ------------------

METAL MINING - 0.19%
           2,972  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    117,721
           7,370  NEWMONT MINING CORPORATION                                                                             311,382
           1,605  PHELPS DODGE CORPORATION<<                                                                             163,277

                                                                                                                         592,380
                                                                                                              ------------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
           1,708  VULCAN MATERIALS COMPANY<<                                                                              97,066
                                                                                                              ------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.49%
           2,771  HASBRO INCORPORATED                                                                                     56,667
          49,377  JOHNSON & JOHNSON                                                                                    3,316,159
           6,918  MATTEL INCORPORATED                                                                                    147,699
           2,416  TIFFANY & COMPANY                                                                                       83,400
          33,428  TYCO INTERNATIONAL LIMITED                                                                           1,129,867

                                                                                                                       4,733,792
                                                                                                              ------------------

MISCELLANEOUS RETAIL - 0.65%
           7,843  COSTCO WHOLESALE CORPORATION<<                                                                         346,504
           6,643  CVS CORPORATION                                                                                        349,554
           1,172  DILLARDS INCORPORATED CLASS A                                                                           31,527
           1,263  EXPRESS SCRIPTS INCORPORATED+                                                                          110,121
           5,193  OFFICE DEPOT INCORPORATED+                                                                             115,181
           8,223  STAPLES INCORPORATED                                                                                   258,449
           3,570  TOYS R US INCORPORATED+                                                                                 91,963
          16,959  WALGREEN COMPANY<<                                                                                     753,319

                                                                                                                       2,056,618
                                                                                                              ------------------

MOTION PICTURES - 0.98%
          47,599  NEWS CORPORATION CLASS A<<                                                                             805,375
          76,313  TIME WARNER INCORPORATED+                                                                            1,339,293
          33,996  WALT DISNEY COMPANY                                                                                    976,705

                                                                                                                       3,121,373
                                                                                                              ------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.43%
          18,584  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                         1,351,800
                                                                                                              ------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.36%
          19,479  AMERICAN EXPRESS COMPANY                                                                             1,000,636
           4,104  CAPITAL ONE FINANCIAL CORPORATION                                                                      306,856
           3,501  CIT GROUP INCORPORATED                                                                                 133,038
           9,637  COUNTRYWIDE FINANCIAL CORPORATION                                                                      312,817
          16,071  FANNIE MAE                                                                                             875,066
          11,424  FREDDIE MAC                                                                                            721,997
          21,215  MBNA CORPORATION                                                                                       520,828
           4,867  PROVIDIAN FINANCIAL CORPORATION+<<                                                                      83,518
           7,137  SLM CORPORATION                                                                                        355,708

                                                                                                                       4,310,464
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION - 1.41%
           3,932  ANADARKO PETROLEUM CORPORATION                                                              $          299,225
           5,420  APACHE CORPORATION                                                                                     331,867
           2,697  BJ SERVICES COMPANY                                                                                    139,920
           6,424  BURLINGTON RESOURCES INCORPORATED                                                                      321,650
           7,960  DEVON ENERGY CORPORATION                                                                               380,090
           3,968  EOG RESOURCES INCORPORATED                                                                             193,400
           8,376  HALLIBURTON COMPANY                                                                                    362,262
           2,710  KERR-MCGEE CORPORATION                                                                                 212,274
           2,351  NABORS INDUSTRIES LIMITED+                                                                             139,038
           2,251  NOBLE CORPORATION                                                                                      126,529
           6,595  OCCIDENTAL PETROLEUM CORPORATION                                                                       469,366
           1,780  ROWAN COMPANIES INCORPORATED+                                                                           53,275
           9,790  SCHLUMBERGER LIMITED                                                                                   689,999
           5,332  TRANSOCEAN INCORPORATED+                                                                               274,385
           4,492  UNOCAL CORPORATION                                                                                     277,112
           5,768  XTO ENERGY INCORPORATED                                                                                189,421

                                                                                                                       4,459,813
                                                                                                              ------------------

PAPER & ALLIED PRODUCTS - 0.37%
           1,777  BEMIS COMPANY INCORPORATED                                                                              55,300
           8,141  INTERNATIONAL PAPER COMPANY                                                                            299,507
           7,991  KIMBERLY-CLARK CORPORATION                                                                             525,248
           3,364  MEADWESTVACO CORPORATION                                                                               107,043
           1,551  OFFICEMAX INCORPORATED                                                                                  51,959
           2,464  PACTIV CORPORATION+                                                                                     57,534
             950  TEMPLE-INLAND INCORPORATED                                                                              68,923

                                                                                                                       1,165,514
                                                                                                              ------------------

PERSONAL SERVICES - 0.08%
           2,480  CINTAS CORPORATION                                                                                     102,449
           2,744  H & R BLOCK INCORPORATED<<                                                                             138,791

                                                                                                                         241,240
                                                                                                              ------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.31%
           1,415  AMERADA HESS CORPORATION<<                                                                             136,137
           1,101  ASHLAND INCORPORATED                                                                                    74,285
          34,943  CHEVRONTEXACO CORPORATION                                                                            2,037,526
          11,553  CONOCOPHILLIPS                                                                                       1,245,876
         106,027  EXXONMOBIL CORPORATION                                                                               6,319,209
           5,762  MARATHON OIL CORPORATION                                                                               270,353
           1,151  SUNOCO INCORPORATED<<                                                                                  119,152
           4,261  VALERO ENERGY CORPORATION                                                                              312,203

                                                                                                                      10,514,741
                                                                                                              ------------------

PRIMARY METAL INDUSTRIES - 0.25%
          14,471  ALCOA INCORPORATED                                                                                     439,774
           1,486  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                     35,827
           2,028  ENGELHARD CORPORATION                                                                                   60,901
           2,652  NUCOR CORPORATION                                                                                      152,649
           1,895  UNITED STATES STEEL CORPORATION<<                                                                       96,361

                                                                                                                         785,512
                                                                                                              ------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.68%
           1,172  DOW JONES & COMPANY INCORPORATED                                                                        43,798
           4,170  GANNETT COMPANY INCORPORATED                                                                           329,764

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           1,253  KNIGHT-RIDDER INCORPORATED<<                                                                $           84,264
           3,162  MCGRAW-HILL COMPANIES INCORPORATED                                                                     275,884
             755  MEREDITH CORPORATION                                                                                    35,296
           2,420  NEW YORK TIMES COMPANY CLASS A<<                                                                        88,524
           3,576  RR DONNELLEY & SONS COMPANY                                                                            113,073
           4,952  TRIBUNE COMPANY                                                                                        197,436
          28,311  VIACOM INCORPORATED CLASS B                                                                            986,072

                                                                                                                       2,154,111
                                                                                                              ------------------

RAILROAD TRANSPORTATION - 0.33%
           6,282  BURLINGTON NORTHERN SANTA FE CORPORATION                                                               338,788
           3,580  CSX CORPORATION                                                                                        149,107
           6,646  NORFOLK SOUTHERN CORPORATION                                                                           246,235
           4,333  UNION PACIFIC CORPORATION                                                                              302,010

                                                                                                                       1,036,140
                                                                                                              ------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
           1,165  COOPER TIRE & RUBBER COMPANY<<                                                                          21,389
           2,918  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                       38,955
             930  REEBOK INTERNATIONAL LIMITED                                                                            41,199
           1,387  SEALED AIR CORPORATION+                                                                                 72,041

                                                                                                                         173,584
                                                                                                              ------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.27%
           1,881  BEAR STEARNS COMPANIES INCORPORATED<<                                                                  187,912
          19,062  CHARLES SCHWAB CORPORATION                                                                             200,342
           6,154  E*TRADE FINANCIAL CORPORATION+                                                                          73,848
           1,579  FEDERATED INVESTORS INCORPORATED CLASS B                                                                44,701
           3,284  FRANKLIN RESOURCES INCORPORATED                                                                        225,446
           7,435  GOLDMAN SACHS GROUP INCORPORATED                                                                       817,776
           4,583  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  431,535
          15,456  MERRILL LYNCH & COMPANY INCORPORATED                                                                   874,810
          18,476  MORGAN STANLEY                                                                                       1,057,751
           2,055  T ROWE PRICE GROUP INCORPORATED                                                                        122,026

                                                                                                                       4,036,147
                                                                                                              ------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
          23,408  CORNING INCORPORATED+                                                                                  260,531
                                                                                                              ------------------

TOBACCO PRODUCTS - 0.80%
          34,348  ALTRIA GROUP INCORPORATED                                                                            2,246,016
           1,933  REYNOLDS AMERICAN INCORPORATED<<                                                                       155,780
           2,744  UST INCORPORATED                                                                                       141,865

                                                                                                                       2,543,661
                                                                                                              ------------------

TRANSPORTATION BY AIR - 0.21%
           2,321  DELTA AIR LINES INCORPORATED+<<                                                                          9,400
           5,003  FEDEX CORPORATION                                                                                      470,032
          12,233  SOUTHWEST AIRLINES COMPANY                                                                             174,198

                                                                                                                         653,630
                                                                                                              ------------------

TRANSPORTATION EQUIPMENT - 1.66%
          13,822  BOEING COMPANY                                                                                         808,034
           1,608  BRUNSWICK CORPORATION                                                                                   75,335

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT (continued)
           2,493  DANA CORPORATION                                                                            $           31,885
           9,318  DELPHI CORPORATION                                                                                      41,745
          30,401  FORD MOTOR COMPANY                                                                                     344,443
           3,323  GENERAL DYNAMICS CORPORATION                                                                           355,727
           9,378  GENERAL MOTORS CORPORATION<<                                                                           275,619
           2,901  GENUINE PARTS COMPANY                                                                                  126,165
           1,993  GOODRICH CORPORATION                                                                                    76,312
           4,848  HARLEY-DAVIDSON INCORPORATED                                                                           280,021
          14,126  HONEYWELL INTERNATIONAL INCORPORATED                                                                   525,628
           1,532  ITT INDUSTRIES INCORPORATED                                                                            138,248
           3,174  JOHNSON CONTROLS INCORPORATED                                                                          176,982
           6,665  LOCKHEED MARTIN CORPORATION                                                                            406,965
           1,092  NAVISTAR INTERNATIONAL CORPORATION+                                                                     39,749
           5,982  NORTHROP GRUMMAN CORPORATION                                                                           322,908
           2,884  PACCAR INCORPORATED                                                                                    208,773
           2,244  TEXTRON INCORPORATED                                                                                   167,447
           8,504  UNITED TECHNOLOGIES CORPORATION                                                                        864,517

                                                                                                                       5,266,503
                                                                                                              ------------------

TRANSPORTATION SERVICES - 0.01%
           2,183  SABRE HOLDINGS CORPORATION                                                                              47,764
                                                                                                              ------------------

WATER TRANSPORTATION - 0.14%
           8,748  CARNIVAL CORPORATION                                                                                   453,234
                                                                                                              ------------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.60%
           1,844  AMERISOURCE-BERGEN CORPORATION<<                                                                       105,643
           1,496  BROWN-FORMAN CORPORATION CLASS B                                                                        81,906
           7,199  CARDINAL HEALTH INCORPORATED                                                                           401,704
           4,901  MCKESSON CORPORATION<<                                                                                 185,013
           4,572  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                 226,634
           3,814  NIKE INCORPORATED CLASS B                                                                              317,744
           7,430  SAFEWAY INCORPORATED+<<                                                                                137,678
           2,243  SUPERVALU INCORPORATED                                                                                  74,804
          10,575  SYSCO CORPORATION                                                                                      378,585

                                                                                                                       1,909,711
                                                                                                              ------------------

WHOLESALE TRADE-DURABLE GOODS - 0.03%
           2,150  VISTEON CORPORATION                                                                                     12,276
           1,385  W.W. GRAINGER INCORPORATED                                                                              86,248

                                                                                                                          98,524
                                                                                                              ------------------

TOTAL COMMON STOCKS (COST $187,519,098)                                                                              179,650,346
                                                                                                              ------------------

PRINCIPAL         SECURITY NAME                                               INTEREST RATE    MATURITY DATE          VALUE
US TREASURY SECURITIES - 36.90%

US TREASURY BONDS - 36.90%
$      5,346,000  US TREASURY BOND<<                                                 7.63%      02/15/2025             7,202,693
       6,341,000  US TREASURY BOND<<                                                 6.88       08/15/2025             7,957,708
       7,885,000  US TREASURY BOND<<                                                 6.00       02/15/2026             9,020,006
       4,860,000  US TREASURY BOND<<                                                 6.75       08/15/2026             6,052,027
       6,170,000  US TREASURY BOND<<                                                 6.50       11/15/2026             7,490,281
       5,428,000  US TREASURY BOND<<                                                 6.63       02/15/2027             6,688,316
       5,104,000  US TREASURY BOND<<                                                 6.38       08/15/2027             6,132,175
      12,612,000  US TREASURY BOND<<                                                 6.13       11/15/2027            14,740,767
       6,757,000  US TREASURY BOND<<                                                 5.50       08/15/2028             7,340,318

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                               INTEREST RATE    MATURITY DATE        VALUE
US TREASURY BONDS (continued)
$      6,306,000  US TREASURY BOND<<                                                 5.25%      11/15/2028    $        6,631,894
       6,538,000  US TREASURY BOND<<                                                 5.25       02/15/2029             6,884,566
       6,422,000  US TREASURY BOND<<                                                 6.13       08/15/2029             7,564,166
      10,232,000  US TREASURY BOND<<                                                 6.25       05/15/2030            12,293,584
      10,135,000  US TREASURY BOND<<                                                 5.38       02/15/2031            11,045,964

                                                                                                                     117,044,465
                                                                                                              ------------------

TOTAL US TREASURY SECURITIES (COST $109,558,859)                                                                     117,044,465
                                                                                                              ------------------

COLLATERAL FOR SECURITIES LENDING - 41.06%

SHARES            SECURITY NAME                                                                                      VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.29%
       4,592,216  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               4,592,216
       2,665,113  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      2,665,113

                                                                                                                       7,257,329
                                                                                                              ------------------

PRINCIPAL         SECURITY NAME                                               INTEREST RATE  MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 38.77%
       5,999,994  BLUE RIDGE ASSET FUNDING CORPORATION                              2.65       04/05/2005              5,998,134
       5,999,994  BLUE SPICE LLC                                                    2.84       04/01/2005              5,999,994
       4,999,995  CEDAR SPRINGS CAPITAL COMPANY LLC                                 2.83       04/18/2005              4,993,445
         999,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                 2.82       04/25/2005                998,149
       5,999,994  CIESCO LLC                                                        2.84       04/01/2005              5,999,994
       5,999,994  CONCORD MINUTEMEN CAPITAL COMPANY                                 2.74       04/06/2005              5,999,994
       5,999,994  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                  2.81       04/22/2005              5,990,274
      75,999,924  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $48,003,840)                                      2.88       04/01/2005             75,999,924
       4,999,995  LIQUID FUNDING LIMITED                                            2.82       12/19/2005              4,999,995
       5,999,994  UBS FINANCE (DELAWARE) LLC                                        2.79       04/01/2005              5,999,994

                                                                                                                     122,979,897
                                                                                                              ------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $130,213,886)                                                          130,237,226
                                                                                                              ------------------

SHORT-TERM INVESTMENTS - 6.20%

MUTUAL FUND - 4.29%
      13,591,854  WELLS FARGO MONEY MARKET TRUST~>>                                                                   13,591,854
                                                                                                              ------------------

US TREASURY BILLS - 1.91%
          50,000  US TREASURY BILL^                                                 1.95       04/07/2005                 49,981
         110,000  US TREASURY BILL^                                                 1.99       04/07/2005                109,958
       5,750,000  US TREASURY BILL^                                                 2.24       05/12/2005              5,732,974
          20,000  US TREASURY BILL^                                                 2.31       05/12/2005                 19,941
         150,000  US TREASURY BILL^                                                 2.70       08/11/2005                148,408

                                                                                                                       6,061,262
                                                                                                              ------------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,655,595)                                                                       19,653,116
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $446,947,438)                                      140.80%                                              $      446,585,153
                                                        -------                                               ------------------

OTHER ASSETS AND LIABILITIES, NET                        (40.80)                                                    (129,411,401)
                                                        -------                                               ------------------

TOTAL NET ASSETS                                         100.00%                                              $      317,173,752
                                                        -------                                               ------------------

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,845,071.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 98.42%

BUSINESS SERVICES - 1.34%
          66,200  MICROSOFT CORPORATION                                                                       $      1,600,054
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 10.93%
          26,850  ABBOTT LABORATORIES                                                                                1,251,747
          24,660  AIR PRODUCTS & CHEMICALS INCORPORATED                                                              1,560,731
          48,390  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                2,479,504
           2,525  HOSPIRA INCORPORATED+                                                                                 81,482
          12,060  MERCK & COMPANY INCORPORATED                                                                         390,382
          48,655  PFIZER INCORPORATED                                                                                1,278,167
          47,740  PROCTER & GAMBLE COMPANY                                                                           2,530,220
          59,869  ROHM & HAAS COMPANY                                                                                2,873,712
          14,300  WYETH                                                                                                603,174

                                                                                                                    13,049,119
                                                                                                              ----------------

COMMUNICATIONS - 3.47%
          11,000  ALLTEL CORPORATION                                                                                   603,350
           2,179  AT&T CORPORATION                                                                                      40,856
          30,150  SBC COMMUNICATIONS INCORPORATED                                                                      714,253
          78,449  VERIZON COMMUNICATIONS INCORPORATED                                                                2,784,940

                                                                                                                     4,143,399
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 12.84%
          70,655  BANK OF AMERICA CORPORATION                                                                        3,115,885
          85,940  CITIGROUP INCORPORATED                                                                             3,862,144
         104,170  JP MORGAN CHASE & COMPANY                                                                          3,604,282
          98,800  US BANCORP                                                                                         2,847,416
          37,450  WACHOVIA CORPORATION                                                                               1,906,580

                                                                                                                    15,336,307
                                                                                                              ----------------

EATING & DRINKING PLACES - 2.55%
          97,700  MCDONALD'S CORPORATION                                                                             3,042,378
                                                                                                              ----------------

ELECTRIC, GAS & SANITARY SERVICES - 4.06%
           3,420  DOMINION RESOURCES INCORPORATED                                                                      254,550
          13,522  FIRSTENERGY CORPORATION                                                                              567,248
          33,600  FPL GROUP INCORPORATED                                                                             1,349,040
          49,330  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                       2,683,059

                                                                                                                     4,853,897
                                                                                                              ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.19%
          60,670  EMERSON ELECTRIC COMPANY                                                                           3,939,303
           6,426  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                        110,848
         130,680  GENERAL ELECTRIC COMPANY                                                                           4,712,321
          51,965  INTEL CORPORATION                                                                                  1,207,147
          79,775  MOTOROLA INCORPORATED                                                                              1,194,232
          65,350  NOKIA OYJ ADR                                                                                      1,008,351

                                                                                                                    12,172,202
                                                                                                              ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.34%
          49,420  FORTUNE BRANDS INCORPORATED                                                                        3,984,735
                                                                                                              ----------------

FOOD & KINDRED PRODUCTS - 5.37%
          69,390  PEPSICO INCORPORATED                                                                               3,679,752

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
FOOD & KINDRED PRODUCTS (continued)
         123,250  SARA LEE CORPORATION                                                                        $      2,731,220

                                                                                                                     6,410,972
                                                                                                              ----------------

FURNITURE & FIXTURES - 0.49%
          17,000  MASCO CORPORATION                                                                                    589,390
                                                                                                              ----------------

GENERAL MERCHANDISE STORES - 5.15%
          72,437  MAY DEPARTMENT STORES COMPANY                                                                      2,681,618
          69,440  TARGET CORPORATION                                                                                 3,473,389

                                                                                                                     6,155,007
                                                                                                              ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.59%
          35,014  3M COMPANY                                                                                         3,000,350
         142,735  HEWLETT-PACKARD COMPANY                                                                            3,131,606
          32,145  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        2,937,410

                                                                                                                     9,069,366
                                                                                                              ----------------

INSURANCE CARRIERS - 6.50%
           7,830  AEGON NV                                                                                             105,392
          29,950  ALLSTATE CORPORATION                                                                               1,619,097
          33,288  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          1,844,488
          35,330  METLIFE INCORPORATED                                                                               1,381,403
          76,750  ST. PAUL COMPANIES INCORPORATED                                                                    2,819,027

                                                                                                                     7,769,407
                                                                                                              ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.73%
          18,000  BAXTER INTERNATIONAL INCORPORATED                                                                    611,640
          24,965  BECTON DICKINSON & COMPANY                                                                         1,458,455

                                                                                                                     2,070,095
                                                                                                              ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.53%
          27,145  JOHNSON & JOHNSON                                                                                  1,823,058
                                                                                                              ----------------

MOTION PICTURES - 1.43%
          59,350  WALT DISNEY COMPANY                                                                                1,705,125
                                                                                                              ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.62%
          37,670  AMERICAN EXPRESS COMPANY                                                                           1,935,108
                                                                                                              ----------------

PAPER & ALLIED PRODUCTS - 0.81%
          14,350  KIMBERLY-CLARK CORPORATION                                                                           943,225
             556  NEENAH PAPER INCORPORATED                                                                             18,693

                                                                                                                       961,918
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 12.02%
          28,709  BP PLC ADR                                                                                         1,791,442
          60,450  CHEVRONTEXACO CORPORATION                                                                          3,524,840
          20,200  CONOCOPHILLIPS                                                                                     2,178,368
          98,514  EXXONMOBIL CORPORATION                                                                             5,871,434
          16,460  ROYAL DUTCH PETROLEUM COMPANY                                                                        988,258

                                                                                                                    14,354,342
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.37%
          28,585  MORGAN STANLEY                                                                              $      1,636,491
                                                                                                              ----------------

TOBACCO PRODUCTS - 1.88%
          34,270  ALTRIA GROUP INCORPORATED                                                                          2,240,915
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 2.21%
          70,933  HONEYWELL INTERNATIONAL INCORPORATED                                                               2,639,417
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $100,183,371)                                                                            117,542,702
                                                                                                              ----------------

WARRANTS - 0.00%
           1,415  LUCENT TECHNOLOGIES INCORPORATED (EXPIRE ON DECEMBER 10, 2007)+                                          948

TOTAL WARRANTS (COST $2,250)                                                                                               948
                                                                                                              ----------------

SHORT-TERM INVESTMENTS - 1.49%
     1,780,624  WELLS FARGO MONEY MARKET TRUST~>>                                                                    1,780,624

TOTAL SHORT-TERM INVESTMENTS (COST $1,780,624)                                                                       1,780,624
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $101,966,245)*                                      99.91%                                              $    119,324,274
                                                        -------                                               ----------------

OTHER ASSETS AND LIABILITIES, NET                          0.09                                                        108,446
                                                        -------                                               ----------------

TOTAL NET ASSETS                                         100.00%                                              $    119,432,720
                                                        -------                                               ----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,780,624.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 92.97%

APPAREL & ACCESSORY STORES - 1.46%
           8,300  KOHL'S CORPORATION+                                                                         $       428,529
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.89%
          11,600  JONES APPAREL GROUP INCORPORATED                                                                    388,484
           7,800  VF CORPORATION                                                                                      461,292

                                                                                                                      849,776
                                                                                                              ---------------

BUSINESS SERVICES - 8.26%
          17,000  MANPOWER INCORPORATED                                                                               739,840
          22,495  MICROSOFT CORPORATION                                                                               543,704
           7,800  OMNICOM GROUP INCORPORATED                                                                          690,456
          81,100  PARAMETRIC TECHNOLOGY CORPORATION+                                                                  453,349

                                                                                                                    2,427,349
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 5.42%
          13,500  BRISTOL-MYERS SQUIBB COMPANY                                                                        343,710
          12,700  COLGATE PALMOLIVE COMPANY                                                                           662,559
          18,090  MERCK & COMPANY INCORPORATED                                                                        585,573

                                                                                                                    1,591,842
                                                                                                              ---------------

COMMUNICATIONS - 4.76%
          20,900  COMCAST CORPORATION+                                                                                698,060
          26,400  VODAFONE GROUP PLC ADR                                                                              701,184

                                                                                                                    1,399,244
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 6.06%
          12,790  BANK OF AMERICA CORPORATION                                                                         564,039
          13,695  JP MORGAN CHASE & COMPANY                                                                           473,847
          17,000  STATE STREET CORPORATION                                                                            743,240

                                                                                                                    1,781,126
                                                                                                              ---------------

EATING & DRINKING PLACES - 6.70%
          17,300  ARAMARK CORPORATION CLASS B                                                                         454,644
          25,550  MCDONALD'S CORPORATION                                                                              795,627
          18,400  WENDY'S INTERNATIONAL INCORPORATED                                                                  718,336

                                                                                                                    1,968,607
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.00%
          33,000  MOLEX INCORPORATED CLASS A                                                                          778,800
          25,660  NOKIA OYJ ADR                                                                                       395,934

                                                                                                                    1,174,734
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.19%
          11,000  SNAP-ON INCORPORATED                                                                                349,690
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.76%
          10,900  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                               516,551
                                                                                                              ---------------

FURNITURE & FIXTURES - 2.19%
          22,300  LEGGETT & PLATT INCORPORATED                                                                        644,024
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
GENERAL MERCHANDISE STORES - 1.81%
          44,200  BIG LOTS INCORPORATED+                                                                      $       531,284
                                                                                                              ---------------

HEALTH SERVICES - 2.63%
          14,400  HCA INCORPORATED                                                                                    771,408
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.43%
             250  BERKSHIRE HATHAWAY INCORPORATED+                                                                    714,000
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.64%
          19,600  DOVER CORPORATION                                                                                   740,684
           8,000  EATON CORPORATION                                                                                   523,200
          15,200  PITNEY BOWES INCORPORATED                                                                           685,824

                                                                                                                    1,949,708
                                                                                                              ---------------

INSURANCE CARRIERS - 6.25%
          11,500  ALLSTATE CORPORATION                                                                                621,690
          12,600  MBIA INCORPORATED                                                                                   658,728
          14,400  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                              554,256

                                                                                                                    1,834,674
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.27%
          17,300  BAXTER INTERNATIONAL INCORPORATED                                                                   587,854
           6,400  BECTON DICKINSON & COMPANY                                                                          373,888

                                                                                                                      961,742
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.39%
          34,300  HASBRO INCORPORATED                                                                                 701,435
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 2.58%
          25,500  ZALE CORPORATION+                                                                                   757,860
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.79%
          11,250  AMERICAN EXPRESS COMPANY                                                                            577,912
          12,100  COUNTRYWIDE FINANCIAL CORPORATION                                                                   392,766
           6,900  FREDDIE MAC                                                                                         436,080

                                                                                                                    1,406,758
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 2.10%
           9,400  KIMBERLY-CLARK CORPORATION                                                                          617,862
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.82%
          14,404  EXXONMOBIL CORPORATION                                                                              858,479
           9,260  ROYAL DUTCH PETROLEUM COMPANY                                                                       555,970

                                                                                                                    1,414,449
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 2.34%
          10,000  ENGELHARD CORPORATION                                                                               300,300
           7,600  HUBBELL INCORPORATED CLASS B                                                                        388,360

                                                                                                                      688,660
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.47%
           5,500  GANNETT COMPANY INCORPORATED                                                                        434,940

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           8,300  VIACOM INCORPORATED CLASS B                                                                 $       289,089

                                                                                                                      724,029
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 2.70%
           7,400  GENERAL DYNAMICS CORPORATION                                                                        792,170
                                                                                                              ---------------

WATER TRANSPORTATION - 1.06%
           6,000  CARNIVAL CORPORATION                                                                                310,860
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $26,476,984)                                                                             27,308,371
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 5.33%
       1,566,330  WELLS FARGO MONEY MARKET TRUST~>>                                                                 1,566,330
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,566,330)                                                                      1,566,330
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,043,314)*                                       98.30%                                              $    28,874,701
                                                        -------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                          1.70                                                       500,552
                                                        -------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    29,375,253
                                                        -------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,566,330.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 96.94%

APPAREL & ACCESSORY STORES - 5.34%
          55,000  GAP INCORPORATED                                                                            $     1,201,200
          21,600  ROSS STORES INCORPORATED                                                                            629,424

                                                                                                                    1,830,624
                                                                                                              ---------------

BUSINESS SERVICES - 6.68%
          89,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                      1,092,920
          49,496  MICROSOFT CORPORATION                                                                             1,196,318

                                                                                                                    2,289,238
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 12.72%
          54,500  MEDIMMUNE INCORPORATED+                                                                           1,297,645
          21,000  MERCK & COMPANY INCORPORATED                                                                        679,770
          51,000  PFIZER INCORPORATED                                                                               1,339,770
          10,460  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                          324,260
          17,000  WYETH                                                                                               717,060

                                                                                                                    4,358,505
                                                                                                              ---------------

COMMUNICATIONS - 3.68%
          37,800  COMCAST CORPORATION+                                                                              1,262,520
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 15.40%
          25,000  BANK OF AMERICA CORPORATION                                                                       1,102,500
          41,000  BANK OF NEW YORK COMPANY INCORPORATED                                                             1,191,050
          25,501  CITIGROUP INCORPORATED                                                                            1,146,015
          17,000  FIFTH THIRD BANCORP                                                                                 730,660
          32,000  JP MORGAN CHASE & COMPANY                                                                         1,107,200

                                                                                                                    5,277,425
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 24.48%
          56,000  AMERICAN POWER CONVERSION CORPORATION                                                             1,462,160
          32,607  CISCO SYSTEMS INCORPORATED+                                                                         583,339
          35,050  GENERAL ELECTRIC COMPANY                                                                          1,263,903
          57,390  INTEL CORPORATION                                                                                 1,333,170
         118,000  LUCENT TECHNOLOGIES INCORPORATED+                                                                   324,500
          65,000  NOKIA OYJ ADR                                                                                     1,002,950
          47,200  NOVELLUS SYSTEMS INCORPORATED+                                                                    1,261,656
          93,000  VISHAY INTERTECHNOLOGY INCORPORATED+                                                              1,155,990

                                                                                                                    8,387,668
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 2.48%
          16,970  WAL-MART STORES INCORPORATED                                                                        850,367
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.86%
           7,286  DELL INCORPORATED+                                                                                  279,928
          72,000  SYMBOL TECHNOLOGIES INCORPORATED                                                                  1,043,280

                                                                                                                    1,323,208
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.53%
           6,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                             182,520
                                                                                                              ---------------

INSURANCE CARRIERS - 3.36%
          20,800  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         1,152,528
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.02%
          19,800  BAXTER INTERNATIONAL INCORPORATED                                                           $       672,804
          24,000  BOSTON SCIENTIFIC CORPORATION+                                                                      702,960

                                                                                                                    1,375,764
                                                                                                              ---------------

MOTION PICTURES - 4.81%
          81,000  LIBERTY MEDIA CORPORATION CLASS A+                                                                  839,970
          46,000  TIME WARNER INCORPORATED+                                                                           807,300

                                                                                                                    1,647,270
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.54%
          15,530  AMERICAN EXPRESS COMPANY                                                                            797,776
           4,400  FANNIE MAE                                                                                          239,580
           2,800  FREDDIE MAC                                                                                         176,960

                                                                                                                    1,214,316
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.04%
          13,300  MERRILL LYNCH & COMPANY INCORPORATED                                                                752,780
          23,000  MORGAN STANLEY                                                                                    1,316,750

                                                                                                                    2,069,530
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $33,530,227)                                                                             33,221,483
                                                                                                              ---------------

WARRANTS - 0.00%
             899  LUCENT TECHNOLOGIES INCORPORATED (EXPIRES ON DECEMBER 10, 2007)+                                        603

TOTAL WARRANTS (COST $1,430)                                                                                              603
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 3.39%

MUTUAL FUND - 3.39%
       1,161,506  WELLS FARGO MONEY MARKET TRUST~>>                                                                 1,161,506
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,161,506)                                                                      1,161,506
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,693,163)*                                      100.33%                                              $    34,383,592
                                                       --------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                         (0.33)                                                     (114,599)
                                                       --------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    34,268,993
                                                       --------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,161,506.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 94.03%

AUSTRALIA - 1.44%
          19,000  WESTFIELD GROUP (PROPERTIES)                                                                    $        237,568
          15,332  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        287,735

                                                                                                                           525,303
                                                                                                                  ----------------

BELGIUM - 1.37%
          17,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         501,469
                                                                                                                  ----------------

DENMARK - 2.00%
          11,200  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                324,952
           7,300  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   406,452

                                                                                                                           731,404
                                                                                                                  ----------------

FINLAND - 0.42%
           4,474  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 152,936
                                                                                                                  ----------------

FRANCE - 11.41%
          18,200  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+            220,826
          13,600  AXA (INSURANCE CARRIERS)                                                                                 362,288
           8,600  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              340,910
           7,566  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  263,829
           3,800  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      367,966
           8,100  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       683,024
          11,800  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                            393,267
           6,000  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                      703,380
           2,681  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 386,460
          14,500  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          444,156

                                                                                                                         4,166,106
                                                                                                                  ----------------

GERMANY - 7.70%
           6,100  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                   277,154
           4,200  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               343,381
          23,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                                    459,147
           6,000  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              514,810
           4,600  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              372,386
          10,000  METRO AG (FOOD STORES)                                                                                   536,795
           1,900  SAP AG (BUSINESS SERVICES)                                                                               306,171

                                                                                                                         2,809,844
                                                                                                                  ----------------

GREECE - 1.13%
           2,776  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   93,777
          18,000  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        317,800

                                                                                                                           411,577
                                                                                                                  ----------------

HONG KONG - 3.48%
          26,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               230,850
          56,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        184,724
         742,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       299,675
         553,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)+                                                        164,848
          25,560  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           231,859
          31,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                           156,203

                                                                                                                         1,268,159
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HUNGARY - 0.68%
           3,624  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                          $        249,331
                                                                                                                  ----------------

INDIA - 0.42%
           9,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                154,260
                                                                                                                  ----------------

ISRAEL - 0.88%
          10,400  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                                 322,400
                                                                                                                  ----------------

ITALY - 3.50%
          13,607  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        353,302
          33,500  MEDIASET SPA (COMMUNICATIONS)                                                                            482,027
          75,000  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        440,416

                                                                                                                         1,275,745
                                                                                                                  ----------------

JAPAN - 20.51%
          32,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              540,446
          19,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 231,763
          68,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               301,222
          40,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         441,667
           1,800  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               416,973
          49,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 451,935
          10,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               541,593
          50,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            354,845
         135,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      341,182
              77  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                          355,451
          49,352  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  505,808
             438  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 735,242
          19,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               432,081
          29,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        284,510
          10,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          261,121
          27,000  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             261,867
          18,800  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      336,272
           5,200  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                350,126
          17,000  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             343,234

                                                                                                                         7,487,338
                                                                                                                  ----------------

NETHERLANDS - 6.89%
          20,200  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       341,192
          17,600  ING GROEP NV (INSURANCE CARRIERS)                                                                        531,584
          50,000  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      418,703
          11,500  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  687,528
           2,400  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    163,333
          20,400  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             372,602

                                                                                                                         2,514,942
                                                                                                                  ----------------

RUSSIA - 0.54%
           5,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                  197,064
                                                                                                                  ----------------

SINGAPORE - 2.01%
          19,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     171,498
          86,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              237,565
          37,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   322,762

                                                                                                                           731,825
                                                                                                                  ----------------

SPAIN - 2.44%
          11,700  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                                  289,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
SPAIN (continued)
          20,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                    $        325,629
          15,329  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               275,013

                                                                                                                           890,325
                                                                                                                  ----------------

SWEDEN - 2.69%
           6,200  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)                                                          295,931
          17,600  SECURITAS AB (BUSINESS SERVICES)                                                                         281,265
          80,000  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                              406,172

                                                                                                                           983,368
                                                                                                                  ----------------

SWITZERLAND - 6.33%
             700  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      191,526
          12,600  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                587,835
           7,000  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           750,303
           4,300  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         363,112
           2,389  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                       419,256

                                                                                                                         2,312,032
                                                                                                                  ----------------

TAIWAN - 0.56%
          23,983  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                      203,376
                                                                                                                  ----------------

THAILAND - 0.98%
         140,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                357,873
                                                                                                                  ----------------

UNITED KINGDOM - 16.65%
           9,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            354,782
          26,500  AVIVA PLC (INSURANCE CARRIERS)                                                                           317,998
          46,300  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   473,350
           1,173  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+             17,966
          19,100  BHP BILLITON PLC (COAL MINING)                                                                           256,630
          74,000  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              337,717
          21,290  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      333,932
          72,000  EMI GROUP PLC (COMMUNICATIONS)                                                                           321,447
          30,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        701,434
          34,400  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              544,112
         195,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           417,328
          16,000  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                     162,972
       1,800,000  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                             3,487
          36,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                              165,996
          50,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       435,115
          56,000  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          502,674
          21,200  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         381,397
          30,700  WPP GROUP PLC (BUSINESS SERVICES)                                                                        349,543

                                                                                                                         6,077,880
                                                                                                                  ----------------

TOTAL COMMON STOCKS (COST $31,185,602)                                                                                  34,324,557
                                                                                                                  ----------------

SHORT-TERM INVESTMENTS - 6.00%
     2,190,817  WELLS FARGO MONEY MARKET TRUST~>>                                                                        2,190,817

TOTAL SHORT-TERM INVESTMENTS (COST $2,190,817)                                                                           2,190,817
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $33,376,419)*                                      100.03%                                                  $     36,515,374
                                                       --------                                                   ----------------

OTHER ASSETS AND LIABILITIES, NET                         (0.03)                                                           (10,213)
                                                       --------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $     36,505,161
                                                       --------                                                   ----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,190,817.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.97%

APPAREL & ACCESSORY STORES - 2.36%
          44,600  KOHL'S CORPORATION+                                                                         $    2,302,698
                                                                                                              --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 8.48%
          35,500  FASTENAL COMPANY                                                                                 1,963,505
          80,900  HOME DEPOT INCORPORATED                                                                          3,093,616
          56,300  LOWE'S COMPANIES INCORPORATED                                                                    3,214,167

                                                                                                                   8,271,288
                                                                                                              --------------

BUSINESS SERVICES - 20.59%
          22,100  AUTOMATIC DATA PROCESSING INCORPORATED                                                             993,395
         179,800  EBAY INCORPORATED+                                                                               6,699,348
         115,700  FIRST DATA CORPORATION                                                                           4,548,167
          38,200  FISERV INCORPORATED+                                                                             1,520,360
         212,200  MICROSOFT CORPORATION                                                                            5,128,874
          35,300  YAHOO! INCORPORATED+                                                                             1,196,670

                                                                                                                  20,086,814
                                                                                                              --------------

CHEMICALS & ALLIED PRODUCTS - 8.78%
          51,300  AMGEN INCORPORATED+                                                                              2,986,173
          49,400  GENENTECH INCORPORATED+                                                                          2,796,534
          19,500  GENZYME CORPORATION+                                                                             1,116,180
          63,350  PFIZER INCORPORATED                                                                              1,664,204

                                                                                                                   8,563,091
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 0.58%
          12,900  STATE STREET CORPORATION                                                                           563,988
                                                                                                              --------------

EDUCATIONAL SERVICES - 1.56%
          20,500  APOLLO GROUP INCORPORATED CLASS A+                                                               1,518,230
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.51%
         207,700  CISCO SYSTEMS INCORPORATED+                                                                      3,715,753
         208,300  INTEL CORPORATION                                                                                4,838,809
          61,100  LINEAR TECHNOLOGY CORPORATION                                                                    2,340,741
         211,200  NOKIA OYJ ADR                                                                                    3,258,816

                                                                                                                  14,154,119
                                                                                                              --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.61%
         107,450  PAYCHEX INCORPORATED                                                                             3,526,509
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 4.74%
          49,700  TARGET CORPORATION                                                                               2,485,994
          42,700  WAL-MART STORES INCORPORATED                                                                     2,139,697

                                                                                                                   4,625,691
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.61%
          99,500  DELL INCORPORATED+                                                                               3,822,790
         133,900  EMC CORPORATION+                                                                                 1,649,648

                                                                                                                   5,472,438
                                                                                                              --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
INSURANCE CARRIERS - 3.76%
          66,175  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                   $    3,666,757
                                                                                                              --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.19%
         118,575  MEDTRONIC INCORPORATED                                                                           6,041,396
                                                                                                              --------------

PERSONAL SERVICES - 2.69%
          63,500  CINTAS CORPORATION                                                                               2,623,185
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 14.51%
         300,150  CHARLES SCHWAB CORPORATION                                                                       3,154,577
          39,100  FRANKLIN RESOURCES INCORPORATED                                                                  2,684,215
          59,675  GOLDMAN SACHS GROUP INCORPORATED                                                                 6,563,653
          22,400  LEGG MASON INCORPORATED                                                                          1,750,336

                                                                                                                  14,152,781
                                                                                                              --------------

TOTAL COMMON STOCKS (COST $105,361,925)                                                                           95,568,985
                                                                                                              --------------

SHORT-TERM INVESTMENTS - 1.94%
     1,895,533  WELLS FARGO MONEY MARKET TRUST~>>                                                                  1,895,533

TOTAL SHORT-TERM INVESTMENTS (COST $1,895,533)                                                                     1,895,533
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $107,257,458)*                                      99.91%                                              $   97,464,518
                                                        -------                                               --------------

OTHER ASSETS AND LIABILITIES, NET                          0.09                                                       86,260
                                                        -------                                               --------------

TOTAL NET ASSETS                                         100.00%                                              $   97,550,778
                                                        -------                                               --------------

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,895,533.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 1.27%
$        701,384  DAIMLERCHRYSLER AUTO TRUST++                                         2.63%        01/08/2006    $       701,384

TOTAL ASSET-BACKED SECURITIES (COST $701,384)                                                                             701,384
                                                                                                                  ---------------

CERTIFICATES OF DEPOSIT - 5.42%
       1,000,000  CDC IXIS                                                             2.45         10/06/2005          1,000,000
       1,000,000  LLOYDS TSB BANK PLC                                                  2.66         04/04/2005            999,980
       1,000,000  MORGAN STANLEY BANK                                                  2.76         05/16/2005          1,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $2,999,980)                                                                         2,999,980
                                                                                                                  ---------------

COMMERCIAL PAPER - 36.82%
         500,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                3.00         08/22/2005            494,042
       1,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85         12/15/2005            979,575
       1,500,000  ATLANTIS ONE FUNDING^                                                2.88         08/03/2005          1,485,120
       1,500,000  ATOMIUM FUNDING CORPORATION^                                         2.71         05/10/2005          1,495,596
       1,500,000  CAFCO LLC^                                                           2.70         04/26/2005          1,497,187
       1,500,000  CC USA INCORPORATED^                                                 2.80         05/24/2005          1,493,817
       1,500,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.83         05/17/2005          1,494,576
       1,500,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   2.92         07/06/2005          1,488,320
       1,000,000  DANSKE CORPORATION^                                                  2.78         05/31/2005            995,367
       1,500,000  EIFFEL FUNDING LLC^                                                  2.80         05/20/2005          1,494,283
       1,500,000  GEMINI SECURITIZATION LLC^                                           2.61         04/11/2005          1,498,913
       1,500,000  IRISH LIFE & PERMANENT PLC^                                          2.73         05/23/2005          1,494,096
       1,000,000  NEPTUNE FUNDING CORPORATION^                                         2.78         05/19/2005            996,293
       1,500,000  NORDEA NORTH AMERICA INCORPORATED^                                   2.73         05/02/2005          1,496,480
       1,000,000  PICAROS FUNDING LLC^                                                 3.20         11/22/2005            979,111
       1,000,000  UBS FINANCE DELAWARE LLC^                                            2.82         06/02/2005            995,143

TOTAL COMMERCIAL PAPER (COST $20,377,919)                                                                              20,377,919
                                                                                                                  ---------------

EXTENDABLE BONDS - 5.42%
       2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.86         04/07/2006          2,000,000
       1,000,000  NORTHERN ROCK PLC+/-++                                               3.00         04/07/2006          1,000,000

TOTAL EXTENDABLE BONDS (COST $3,000,000)                                                                                3,000,000
                                                                                                                  ---------------

MEDIUM TERM NOTES - 10.05%
         800,000  BANK OF AMERICA SECURITIES+/-SS.                                     2.96         09/09/2034            800,000
       1,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                            3.03         09/09/2049          1,000,000
       1,000,000  LIQUID FUNDING LIMITED+/-++                                          2.85         09/22/2005          1,000,000
       1,000,000  MARSHALL & ILSLEY BANK                                               5.21         12/15/2005          1,015,791
       1,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.71         09/09/2005            999,845
         500,000  PREMIUM ASSET TRUST+/-++                                             2.82         02/15/2006            500,000
         250,000  USAA CAPITAL CORPORATION++                                           3.13         12/15/2005            250,500

TOTAL MEDIUM TERM NOTES (COST $5,566,136)                                                                               5,566,136
                                                                                                                  ---------------

PROMISSORY NOTES - 1.80%
       1,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED                                2.95         06/06/2005          1,000,000

TOTAL PROMISSORY NOTES (COST $1,000,000)                                                                                1,000,000
                                                                                                                  ---------------

REPURCHASE AGREEMENTS - 32.11%
       5,764,971  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $5,765,435)                               2.90         04/01/2005          5,764,971
       1,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,081)                    2.90         04/01/2005          1,000,000
       2,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $2,000,161)                 2.90         04/01/2005          2,000,000
       1,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,081)              2.90         04/01/2005          1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$      1,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,390)                    2.81%        04/05/2005    $     1,000,000
       1,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,467)                    2.80         04/06/2005          1,000,000
       1,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,081)                    2.92         04/01/2005          1,000,000
       5,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $5,000,403)                    2.90         04/01/2005          5,000,000

TOTAL REPURCHASE AGREEMENTS (COST $17,764,971)                                                                         17,764,971
                                                                                                                  ---------------

TIME DEPOSITS - 7.22%
       1,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                      2.84         04/01/2005          1,000,000
       1,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.80         04/04/2005          1,000,000
       1,000,000  ING BANK NV AMSTERDAM                                                2.79         04/07/2005          1,000,000
       1,000,000  IXIS CORPORATION & INVESTMENT BANK                                   2.83         04/01/2005          1,000,000

TOTAL TIME DEPOSITS (COST $4,000,000)                                                                                   4,000,000
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $55,410,390)*                                      100.11%                                                  $    55,410,390
                                                        -------                                                   ---------------

OTHER ASSETS AND LIABILITIES, NET                         (0.11)                                                          (62,608)
                                                        -------                                                   ---------------

TOTAL NET ASSETS                                         100.00%                                                  $    55,347,782
                                                        -------                                                   ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 98.44%

AGRICULTURAL SERVICES - 0.72%
          59,142  VCA ANTECH INCORPORATED+<<                                                                  $      1,196,443
                                                                                                              ----------------

AMUSEMENT & RECREATION SERVICES - 0.77%
          45,003  WMS INDUSTRIES INCORPORATED+<<                                                                     1,267,284
                                                                                                              ----------------

APPAREL & ACCESSORY STORES - 0.59%
          20,500  CHILDRENS PLACE RETAIL STORES INCORPORATED+<<                                                        978,875
                                                                                                              ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.82%
          79,609  WRIGHT EXPRESS CORPORATION+<<                                                                      1,361,314
                                                                                                              ----------------

BUSINESS SERVICES - 25.44%
           1,948  ACCELR8 TECHNOLOGY CORPORATION+<<                                                                      5,260
          51,600  ALLIANCE DATA SYSTEMS CORPORATION+                                                                 2,084,640
          82,300  ARIBA INCORPORATED+<<                                                                                638,648
         338,851  CNET NETWORKS INCORPORATED+                                                                        3,198,753
          18,500  COGENT INCORPORATED+                                                                                 465,830
         152,723  CONCUR TECHNOLOGIES INCORPORATED+                                                                  1,240,111
          36,423  EFUNDS CORPORATION+                                                                                  812,961
           9,170  FASTCLICK INCORPORATED                                                                               110,040
          82,950  GEVITY HR INCORPORATED                                                                             1,586,004
          46,452  HUDSON HIGHLAND GROUP INCORPORATED+                                                                  793,865
         421,552  HYPERCOM CORPORATION+                                                                              1,993,941
          90,300  INFOSPACE INCORPORATED+<<                                                                          3,686,949
         129,298  INTERSECTIONS INCORPORATED+                                                                        1,881,286
          33,200  IPAYMENT INCORPORATED+<<                                                                           1,401,040
         605,466  IVILLAGE INCORPORATED+                                                                             3,687,288
          46,400  JAMDAT MOBILE INCORPORATED+<<                                                                        799,936
         111,000  LABOR READY INCORPORATED+<<                                                                        2,070,150
               1  NETIQ CORPORATION+                                                                                        11
             480  NIKU CORPORATION+                                                                                      8,664
         200,066  OPEN SOLUTIONS INCORPORATED+                                                                       3,967,309
         232,690  QUEST SOFTWARE INCORPORATED+                                                                       3,220,430
         164,310  SAPIENT CORPORATION+<<                                                                             1,206,857
          61,430  SI INTERNATIONAL INCORPORATED+                                                                     1,697,311
          82,391  TNS INCORPORATED+                                                                                  1,478,918
          55,436  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                               1,283,343
          84,200  VALUECLICK INCORPORATED+                                                                             893,362
          38,500  WEBEX COMMUNICATIONS INCORPORATED+                                                                   831,215
         178,500  WEBMETHODS INCORPORATED+<<                                                                           978,180

                                                                                                                    42,022,302
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 8.87%
          51,768  ANDRX CORPORATION+                                                                                 1,173,580
         127,200  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                             1,299,984
          63,600  EYETECH PHARMACEUTICALS INCORPORATED+<<                                                            1,749,000
          72,312  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                                        1,220,627

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         147,975  INSPIRE PHARMACEUTICALS INCORPORATED+                                                       $      1,207,476
          13,658  MARTEK BIOSCIENCES CORPORATION+                                                                      794,759
         104,197  MEDICINES COMPANY+<<                                                                               2,361,104
          55,800  MGI PHARMA INCORPORATED+<<                                                                         1,410,066
          35,700  NEUROCRINE BIOSCIENCES INCORPORATED+                                                               1,358,742
          50,203  NITROMED INCORPORATED+<<                                                                             869,014
          54,343  OLIN CORPORATION<<                                                                                 1,211,849

                                                                                                                    14,656,201
                                                                                                              ----------------

COMMUNICATIONS - 4.61%
          29,292  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                           1,005,008
          39,478  LODGENET ENTERTAINMENT CORPORATION+                                                                  743,766
          37,630  NII HOLDINGS INCORPORATED CLASS B+<<                                                               2,163,725
         551,702  UBIQUITEL INCORPORATED+                                                                            3,696,403

                                                                                                                     7,608,902
                                                                                                              ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.71%
          50,971  DYCOM INDUSTRIES INCORPORATED+                                                                     1,171,823
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 2.05%
          47,700  EURONET WORLDWIDE INCORPORATED+                                                                    1,361,835
          37,250  FIDELITY BANKSHARES INCORPORATED                                                                     856,005
          36,000  FIRST REPUBLIC BANK                                                                                1,165,320

                                                                                                                     3,383,160
                                                                                                              ----------------

EDUCATIONAL SERVICES - 1.53%
          58,900  LAUREATE EDUCATION INCORPORATED+                                                                   2,520,331
                                                                                                              ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.36%
          75,432  HEXEL CORPORATION+                                                                                 1,169,950
          55,300  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                             1,525,174
         240,333  NMS COMMUNICATIONS CORPORATION+                                                                    1,031,029
         174,504  PIXELWORKS INCORPORATED+                                                                           1,422,208
          31,400  RAYOVAC CORPORATION+                                                                               1,306,240
         106,100  UNIVERSAL DISPLAY CORPORATION+<<                                                                     741,639

                                                                                                                     7,196,240
                                                                                                              ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.86%
          18,934  ADVISORY BOARD COMPANY+                                                                              827,416
          32,607  CORPORATE EXECUTIVE BOARD COMPANY                                                                  2,085,218
         169,909  NAVIGANT CONSULTING INCORPORATED+                                                                  4,626,622
         115,435  RESOURCES CONNECTION INCORPORATED+<<                                                               2,416,054
          38,899  SFBC INTERNATIONAL INCORPORATED+                                                                   1,370,801

                                                                                                                    11,326,111
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HEALTH SERVICES - 4.03%
          23,457  COVANCE INCORPORATED+                                                                       $      1,116,788
          95,107  KINDRED HEALTHCARE INCORPORATED+<<                                                                 3,338,255
          35,528  MATRIA HEALTHCARE INCORPORATED+<<                                                                  1,091,065
          79,500  NEKTAR THERAPEUTICS+<<                                                                             1,108,230

                                                                                                                     6,654,338
                                                                                                              ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.71%
          53,300  GAMESTOP CORPORATION CLASS A+<<                                                                    1,181,128
                                                                                                              ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.14%
          16,516  CHOICE HOTELS INTERNATIONAL INCORPORATED                                                           1,023,166
          61,765  GAYLORD ENTERTAINMENT COMPANY+                                                                     2,495,306
          24,634  STATION CASINOS INCORPORATED                                                                       1,664,027

                                                                                                                     5,182,499
                                                                                                              ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.93%
          50,860  ACTUANT CORPORATION CLASS A+<<                                                                     2,284,631
          38,170  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                            2,042,858
          72,856  GARDNER DENVER INCORPORATED+                                                                       2,878,541
          43,800  JLG INDUSTRIES INCORPORATED                                                                          943,890

                                                                                                                     8,149,920
                                                                                                              ----------------

INSURANCE CARRIERS - 1.63%
          70,495  PRIMUS GUARANTY LIMITED+<<                                                                           918,550
          58,400  WELLCARE HEALTH PLANS INCORPORATED+                                                                1,778,864

                                                                                                                     2,697,414
                                                                                                              ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.73%
          95,900  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                            3,472,539
          74,724  DJ ORTHOPEDICS INCORPORATED+                                                                       1,871,836
          33,400  KYPHON INCORPORATED+                                                                                 840,678
          99,534  PERKINELMER INCORPORATED                                                                           2,053,387
          64,300  PHOTON DYNAMICS INCORPORATED+                                                                      1,225,558

                                                                                                                     9,463,998
                                                                                                              ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
         210,300  IDENTIX INCORPORATED+                                                                              1,062,015
                                                                                                              ----------------

MISCELLANEOUS RETAIL - 4.75%
         297,882  MARVEL ENTERPRISES INCORPORATED+                                                                   5,957,640
          74,900  PRICELINE.COM INCORPORATED+<<                                                                      1,887,480

                                                                                                                     7,845,120
                                                                                                              ----------------

MOTION PICTURES - 0.86%
         128,800  LIONS GATE ENTERTAINMENT CORPORATION+<<                                                            1,423,240
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.44%
          31,400  ACCREDITED HOME LENDERS HOLDING COMPANY+<<                                                  $      1,137,622
         470,028  E-LOAN INCORPORATED+<<                                                                             1,245,574

                                                                                                                     2,383,196
                                                                                                              ----------------

PERSONAL SERVICES - 0.32%
          25,447  FIRST ADVANTAGE CORPORATION+                                                                         534,387
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.36%
          18,000  HEADWATERS INCORPORATED+                                                                             590,760
                                                                                                              ----------------

RAILROAD TRANSPORTATION - 0.95%
          60,327  GENESEE & WYOMING INCORPORATED+                                                                    1,563,073
                                                                                                              ----------------

REAL ESTATE - 3.38%
         159,546  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                       5,582,515
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 1.57%
          19,000  OSHKOSH TRUCK CORPORATION                                                                          1,557,810
          66,107  RUSH ENTERPRISES INCORPORATED+                                                                     1,036,558

                                                                                                                     2,594,368
                                                                                                              ----------------

TRANSPORTATION SERVICES - 0.94%
          24,800  HUB GROUP INCORPORATED CLASS A+                                                                    1,554,216
                                                                                                              ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.79%
          54,651  AIRGAS INCORPORATED                                                                                1,305,612
                                                                                                              ----------------

WHOLESALE TRADE-DURABLE GOODS - 4.94%
          63,600  BLUELINX HOLDINGS INCORPORATED                                                                       859,236
         111,737  HUGHES SUPPLY INCORPORATED                                                                         3,324,176
          18,249  NUCO2 INCORPORATED+                                                                                  479,949
         170,657  PSS WORLD MEDICAL INCORPORATED+                                                                    1,940,370
          73,578  WEST MARINE INCORPORATED+<<                                                                        1,564,268

                                                                                                                     8,167,999
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $153,892,885)                                                                            162,624,784
                                                                                                              ----------------

COLLATERAL FOR SECURITIES LENDING - 19.71%

SHARES            SECURITY NAME                                                                                     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.16%
       2,100,402  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             2,100,402
       1,474,417  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,474,417

                                                                                                                     3,574,819
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                               INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 17.55%
 $    15,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $15,001,219)                                      2.93%      04/01/2005     $     15,000,000
      14,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $14,001,120)                                      2.88       04/01/2005           14,000,000

                                                                                                                    29,000,000
                                                                                                              ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $32,574,819)                                                        32,574,819
                                                                                                              ----------------

SHORT-TERM INVESTMENTS - 1.52%
     2,505,648  WELLS FARGO MONEY MARKET TRUST~>>                                                                    2,505,648

TOTAL SHORT-TERM INVESTMENTS (COST $2,505,648)                                                                       2,505,648
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $188,973,352)*                                     119.67%                                              $    197,705,251
                                                        -------                                               ----------------

OTHER ASSETS AND LIABILITIES, NET                        (19.67)                                                   (32,494,472)
                                                        -------                                               ----------------

TOTAL NET ASSETS                                         100.00%                                              $    165,210,779
                                                        -------                                               ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,576,000. THE TOTAL COLLATERAL RECEIVED REPRESENTS 105.05% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,505,648.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 7.42%
$        266,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3
                  CLASS A                                                              4.35%        12/15/2011    $        264,425
         127,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-AX CLASS A3     3.63         01/06/2010             125,661
         168,000  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
                  CLASS A3+/-                                                          3.13         01/25/2035             168,688
         252,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3          2.00         11/15/2007             247,556
         229,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2          3.35         02/15/2008             226,052
         210,000  CAPITAL ONE MASTER TRUST SERIES 1998-1 CLASS A                       6.31         06/15/2011             221,282
         650,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3              2.08         05/15/2008             639,380
         101,000  CIT EQUIPMENT COLLATERAL SERIES 2005-VT1 CLASS A3                    4.12         08/20/2008             101,000
         497,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3          6.88         11/16/2009             528,863
          35,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6          2.90         05/17/2010              33,494
         556,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1          2.55         01/20/2009             541,018
          84,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A8 CLASS A8          4.90         12/12/2016              83,248
         180,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-A2 CLASS A2<<        4.85         03/10/2017             178,452
         100,000  CITIBANK CREDIT CARD ISSUANCT TRUST SERIES 2003-A3 CLASS A3          3.10         03/10/2010              96,549
         224,000  CWL SERIES 2004-11 CLASS A2+/-                                       3.23         03/25/2033             225,057
         302,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                   3.18         09/08/2008             298,958
         211,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                  3.48         11/17/2008             209,010
         191,000  MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2005-1 CLASS A2       3.78         09/15/2010             188,813
          45,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1           5.75         10/15/2008              45,930
         239,000  METRIS MASTER TRUST SERIES 2005-1A CLASS A+/-                        2.97         03/20/2007             239,000
         165,150  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RS3 CLASS A2+/-                                                 2.89         04/25/2033             165,704
         170,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                     2.84         07/25/2018             170,710
         206,322  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2004-10 CLASS A8+/-    3.11         11/25/2034             206,486
         318,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-1 CLASS A4+/-++   3.08         02/25/2035             318,429
         174,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                         3.16         02/17/2009             171,494
         116,000  WHOLE AUTO LOAN TRUST SERIES 2004-1 CLASS A4                         3.26         03/15/2011             113,199

TOTAL ASSET-BACKED SECURITIES (COST $5,880,087)                                                                          5,808,458
                                                                                                                  ----------------

AGENCY NOTES - INTEREST BEARING - 1.67%
         578,000  FNMA                                                                 6.00         05/15/2011             618,815
         633,000  FNMA                                                                 6.13         03/15/2012             684,939

TOTAL AGENCY NOTES - INTEREST BEARING (COST $1,305,212)                                                                  1,303,754
                                                                                                                  ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.58%
         200,000  BACM 05-1 A5                                                         4.98         03/01/2020             201,003
         191,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS A3+/-       5.25         04/15/2040             194,606
         110,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                  CLASS E+/-                                                           7.09         05/15/2032             118,635
         193,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2004-LB4A CLASS A2                                                   4.05         10/15/2037             188,194
         202,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C1 CLASS A1B                                                    6.48         05/17/2040             213,135
         155,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG1 CLASS A3         6.77         03/10/2032             166,604
         216,830  FHLMC SERIES 2544 CLASS ML                                           5.00         04/15/2012             219,491
          94,000  FHLMC SERIES 2912 CLASS EG                                           5.50         05/15/2034              94,786
         729,210  FHLMC SERIES 2938 CLASS B                                            5.00         05/15/2023             736,308
         281,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGES SERIES 2000-C2
                  CLASS A2                                                             7.20         10/15/2032             312,438
         853,591  FNMA SERIES 2003-76 CLASS DE                                         4.00         09/25/2031             816,029
          93,000  FNMA SERIES 2003-92 CLASS NM                                         3.50         04/25/2013              91,360
         128,000  FNMA SERIES 2005-21 CLASS MC                                         5.00         05/25/2032             126,411
       1,810,147  FREDDIE MAC SERIES 2825 CLASS QN                                     5.50         09/15/2032           1,817,022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$         68,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2 CLASS A4   5.15%        07/10/2037    $         68,697
         136,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1
                  CLASS AAB                                                            4.60         06/10/2048             133,181
          67,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1998-C2 CLASS C                                                      6.50         05/15/2035              71,090
         212,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-C3 CLASS A3                                                     4.65         04/10/2040             209,961
         781,000  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CLASS 2003-67 CLASS HA      3.50         10/20/2026             766,274
         288,000  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SERIES 2003-66 CLASS WU     3.75         03/20/2026             283,584
          74,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1 CLASS A3                                                    4.34         06/10/2036              73,308
         170,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG3 CLASS A2+/-                                                 4.31         08/10/2042             167,384
          86,160  GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1 CLASS A1        3.66         10/10/2028              83,780
         120,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2         6.56         04/13/2031             125,951
         207,991  IMPAC CMB TRUST SERIES 2005-1 CLASS 1A1+/-                           3.11         04/25/2035             208,032
         101,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1998-C1 CLASS C          6.68         02/18/2030             106,829
          55,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B          7.43         10/15/2032              60,939
         316,000  MERRILL LYNCH MORTGAGE TRUST                                         4.10         11/15/2010             313,630
          68,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A3               4.89         11/12/2035              68,047
         102,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MKB2 CLASS A4               5.20         09/12/2042             102,526
         127,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4+/-                 5.17         01/14/2042             127,551
          40,000  MORTGAGE CAPITAL FUNDING INCORPORATED SERIES 1998-MC1 CLASS C        6.95         03/18/2030              42,502
         287,000  PNC MORTGAGE ACCEPTANCE CORPORATION SERIES 2000-C2 CLASS A2          7.30         10/12/2033             319,138
          44,000  PRUDENTIAL SECURITIES SECURED FINANCING CORPORATION SERIES
                  1998-C1 CLASS B                                                      6.65         07/15/2008              46,754
          85,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                  CLASS A3                                                             4.87         03/18/2036              84,382
         136,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A5     5.22         01/15/2041             136,965
         159,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS A2     5.00         08/15/2041             160,799
         168,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS A2     4.38         10/15/2041             165,644
         470,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS APB    4.69         10/15/2041             462,534
         153,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C17 CLASS APB    5.04         03/15/2042             153,394

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,909,096)                                                              9,838,898
                                                                                                                  ----------------

CORPORATE BONDS & NOTES - 15.97%

APPAREL & ACCESSORY STORES - 0.12%
          90,000  MAY DEPARTMENT STORES COMPANY                                        6.65         07/15/2024              92,431
                                                                                                                  ----------------

BUSINESS SERVICES - 0.81%
         210,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                               4.88         03/04/2015             205,268
         410,000  HOUSEHOLD FINANCE CORPORATION                                        5.88         02/01/2009             426,630

                                                                                                                           631,898
                                                                                                                  ----------------

CHEMICALS & ALLIED PRODUCTS - 0.21%
         165,000  LUBRIZOL CORPORATION<<                                               5.50         10/01/2014             165,240
                                                                                                                  ----------------

COMMUNICATIONS - 3.27%
         115,000  AOL TIME WARNER INCORPORATED                                         7.70         05/01/2032             136,527
         165,000  AT&T CORPORATION                                                     9.75         11/15/2031             201,300
         170,000  BELLSOUTH CORPORATION<<                                              5.20         09/15/2014             168,172
         110,000  BRITISH TELECOMMUNICATIONS PLC                                       8.88         12/15/2030             146,574

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
COMMUNICATIONS (continued)
$        270,000  COMCAST CORPORATION<<                                                5.85%        01/15/2010    $        279,206
          80,000  COX COMMUNICATIONS INCORPORATED++                                    4.63         01/15/2010              77,737
         305,000  COX COMMUNICATIONS INCORPORATED                                      7.13         10/01/2012             332,631
         189,000  FRANCE TELECOM                                                       7.95         03/01/2006             194,848
         235,000  SPRINT CAPITAL CORPORATION                                           6.00         01/15/2007             241,575
         205,000  SPRINT CAPITAL CORPORATION                                           8.75         03/15/2032             265,959
         260,000  TELECOM ITALIA CAPITAL SA                                            5.25         11/15/2013             256,870
          95,000  VERIZON NEW YORK INCORPORATED SERIES A                               6.88         04/01/2012             103,551
         140,000  VERIZON NEW YORK INCORPORATED SERIES B                               7.38         04/01/2032             157,118

                                                                                                                         2,562,068
                                                                                                                  ----------------

DEPOSITORY INSTITUTIONS - 1.63%
         210,000  BAC CAPITAL TRUST VI                                                 5.63         03/08/2035             201,067
         145,000  PNC FUNDING CORPORATION                                              5.25         11/15/2015             143,829
          85,000  RBS CAPITAL TRUST+/-                                                 4.71         12/29/2049              82,082
          75,000  ROYAL BANK OF SCOTLAND GROUP                                         5.00         11/12/2013              74,732
         255,000  WACHOVIA BANK NATIONAL                                               4.88         02/01/2015             248,097
         105,000  WASHINGTON MUTUAL BANK FA                                            5.13         01/15/2015             102,262
         250,000  WASHINGTON MUTUAL INCORPORATED<<                                     4.20         01/15/2010             243,287
         175,000  ZIONS BANCORPORATION                                                 6.00         09/15/2015             182,355

                                                                                                                         1,277,711
                                                                                                                  ----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.44%
         211,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38         03/15/2010             215,385
          90,000  CENTERPOINT ENERGY SERIES B                                          6.85         06/01/2015              98,280
         180,000  DUKE ENERGY CORPORATION<<                                            6.25         01/15/2012             191,550
          60,000  FIRSTENERGY CORPORATION SERIES C                                     7.38         11/15/2031              67,962
         136,000  PACIFIC GAS AND ELECTRIC                                             6.05         03/01/2034             139,647
          55,000  PSEG POWER LLC                                                       8.63         04/15/2031              73,035
         120,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88         10/01/2012             141,774
         210,000  TXU CORPORATION++                                                    5.55         11/15/2014             199,250

                                                                                                                         1,126,883
                                                                                                                  ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.23%
         130,000  LOCKHEED MARTIN CORPORATION                                          8.50         12/01/2029             176,147
                                                                                                                  ----------------

FINANCIAL SERVICES - 0.50%
         200,000  CAPITAL ONE FINANCIAL CORPORATION                                    8.75         02/01/2007             215,139
         165,000  CITIGROUP INCORPORATED                                               6.50         01/18/2011             179,250

                                                                                                                           394,389
                                                                                                                  ----------------

FOOD & KINDRED PRODUCTS - 0.38%
         195,000  KRAFT FOODS INCORPORATED                                             5.63         11/01/2011             202,333
          85,000  KRAFT FOODS INCORPORATED                                             6.50         11/01/2031              93,872

                                                                                                                           296,205
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
FOOD STORES - 0.30%
$         84,000  ALBERTSON'S INCORPORATED                                             8.00%        05/01/2031    $         98,887
         121,000  KROGER COMPANY                                                       7.50         04/01/2031             138,256

                                                                                                                           237,143
                                                                                                                  ----------------

FORESTRY - 0.19%
         130,000  WEYERHAEUSER COMPANY                                                 7.38         03/15/2032             151,984
                                                                                                                  ----------------

HEALTH SERVICES - 0.11%
          80,000  HUMANA INCORPORATED                                                  6.30         08/01/2018              83,141
                                                                                                                  ----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.59%
         100,000  GOLDMAN SACHS GROUP INCORPORATED<<                                   5.13         01/15/2015              97,631
         120,000  JP MORGAN CHASE & COMPANY<<                                          5.13         09/15/2014             118,102
         255,000  MERRILL LYNCH & COMPANY                                              4.25         02/08/2010             248,220

                                                                                                                           463,953
                                                                                                                  ----------------

INSURANCE CARRIERS - 0.13%
         105,000  COVENTRY HEALTH CARE INCORPORATED++                                  6.13         01/15/2015             104,869
                                                                                                                  ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.21%
         170,000  NEWMONT MINING CORPORATION                                           5.88         04/01/2035             166,587
                                                                                                                  ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
         190,000  TYCO INTERNATIONAL GROUP SA                                          6.38         10/15/2011             202,835
                                                                                                                  ----------------

MOTION PICTURES - 0.19%
         120,000  TIME WARNER ENTERTAINMENT COMPANIES LIMITED PARTNERSHIP              8.38         07/15/2033             150,851
                                                                                                                  ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.39%
         555,000  FORD MOTOR CREDIT COMPANY                                            5.70         01/15/2010             522,785
         110,000  FORD MOTOR CREDIT COMPANY                                            7.00         10/01/2013             106,559
         107,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                               3.75         12/15/2009             102,864
          75,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.88         09/15/2011              67,863
          65,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.75         12/01/2014              56,147
         135,000  MBNA AMERICA BANK NA Y SERIES BKNT                                   4.63         08/03/2009             133,903
          97,000  SLM CORPORATION SERIES MTNA                                          5.00         10/01/2013              95,746

                                                                                                                         1,085,867
                                                                                                                  ----------------

OIL & GAS EXTRACTION - 0.54%
          85,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38         12/15/2014              90,950
         128,000  VALERO LOGISTICS                                                     6.05         03/15/2013             133,375
         200,000  XTO ENERGY INCORPORATED<<                                            4.90         02/01/2014             194,955

                                                                                                                           419,280
                                                                                                                  ----------------

PAPER & ALLIED PRODUCTS - 0.27%
          80,000  GEORGIA-PACIFIC CORPORATION                                          8.88         05/15/2031              96,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
PAPER & ALLIED PRODUCTS (continued)
$        105,000  INTERNATIONAL PAPER COMPANY                                          6.75%        09/01/2011    $        115,118

                                                                                                                           211,518
                                                                                                                  ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.72%
         120,000  ALBERTA ENERGY COMPANY LIMITED                                       7.38         11/01/2031             145,147
          75,000  AMERADA HESS CORPORATION                                             7.30         08/15/2031              84,576
          85,000  DEVON ENERGY CORPORATION                                             7.95         04/15/2032             107,168
         230,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                              5.60         10/15/2014             226,994

                                                                                                                           563,885
                                                                                                                  ----------------

PIPELINES, EXCEPT NATURAL GAS - 0.42%
         145,000  DUKE CAPITAL LLC                                                     7.50         10/01/2009             159,748
         135,000  KINDER MORGAN ENERGY PARTNERS                                        5.13         11/15/2014             131,349
          40,000  KINDER MORGAN ENERGY PARTNERS                                        5.80         03/15/2035              37,884

                                                                                                                           328,981
                                                                                                                  ----------------

RAILROAD TRANSPORTATION - 0.62%
         230,000  CANADIAN NATIONAL RAILWAY COMPANY                                    7.38         10/15/2031             285,086
         170,000  NORFOLK SOUTHERN CORPORATION<<                                       7.05         05/01/2037             198,930

                                                                                                                           484,016
                                                                                                                  ----------------

REAL ESTATE - 0.44%
         223,000  EOP OPREATING LP                                                     4.65         10/01/2010             217,983
         130,000  HEALTHCARE REALTY TRUST                                              5.13         04/01/2014             124,885

                                                                                                                           342,868
                                                                                                                  ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.79%
          85,000  GOLDMAN SACHS CAPITAL INCORPORATED                                   6.35         02/15/2034              87,116
         332,000  JP MORGAN CHASE & COMPANY<<                                          6.75         02/01/2011             363,480
         177,000  MORGAN STANLEY                                                       4.75         04/01/2014             168,525

                                                                                                                           619,121
                                                                                                                  ----------------

TRANSPORTATION EQUIPMENT - 0.21%
          55,000  DAIMLER CHRYSLER NA HOLDING CORPORATION                              6.50         11/15/2013              57,199
         120,000  FORD MOTOR COMPANY<<                                                 7.45         07/16/2031             108,550

                                                                                                                           165,749
                                                                                                                  ----------------

TOTAL CORPORATE BONDS & NOTES (COST $12,740,112)                                                                        12,505,620
                                                                                                                  ----------------

FOREIGN GOVERNMENT BONDS - 1.08%
         170,000  CANADIAN NATIONAL RESOURCES                                          4.90         12/01/2014             164,950
         245,000  MEXICO GOVERNMENT INTERNATIONAL BOND SERIES MTN                      6.38         01/16/2013             254,188
         261,000  RUSSIAN FEDERATION+/-++                                              5.00         03/31/2030             268,178

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (continued)
$        160,000  UNITED MEXICAN STATES                                                6.75%        09/27/2034    $        156,160

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $852,212)                                                                            843,476
                                                                                                                  ----------------

US GOVERNMENT AGENCY SECURITIES - 46.35%

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.33%
         244,000  NATIONSLINK FUNDING CORPORATION SERIES 1999-1 CLASS C                6.57         01/20/2031             259,562
                                                                                                                  ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.58%
       3,238,000  FHLMC                                                                6.63         09/15/2009           3,519,230
         738,525  FHLMC #11675                                                         4.50         01/01/2015             728,168
         705,579  FHLMC #90846                                                         5.50         08/01/2024             712,892
         824,792  FHLMC #C90732                                                        5.50         11/01/2023             834,266
         348,232  FHLMC #C90766                                                        5.50         12/01/2023             352,232
         244,483  FHLMC #C90780                                                        5.50         01/01/2024             247,291
         854,937  FHLMC #C90798                                                        5.50         02/01/2024             863,797
         864,111  FHLMC #C90843                                                        5.50         07/01/2024             873,066
         114,135  FHLMC #C90854                                                        5.50         09/01/2024             115,318
         312,784  FHLMC #C90859                                                        5.50         10/01/2024             316,025
         330,556  FHLMC #D96325                                                        5.50         10/01/2023             334,353
         453,049  FHLMC #E01279                                                        5.50         01/01/2018             462,770
         585,982  FHLMC #G11511                                                        5.50         11/01/2018             598,555
       1,024,197  FHLMC #G11658                                                        5.50         01/01/2020           1,045,876
         294,540  FHLMC #M80925                                                        5.00         06/01/2011             296,852
       1,060,227  FHLMC #M80927                                                        5.00         07/01/2011           1,068,549
       1,188,419  FHLMC #M80928                                                        5.00         08/01/2011           1,197,747
         115,721  FHLMC SERIES 2541 CLASS BM                                           4.00         09/15/2026             115,905
         406,000  FHLMC SERIES 2631 CLASS MT                                           3.50         01/15/2022             399,163
         333,976  FHLMC SERIES 2682 CLASS WK                                           3.00         01/15/2021             328,907
         405,572  FHLMC SERIES 2692 CLASS YB                                           3.50         05/15/2016             400,963
       1,153,568  FHLMC SERIES 2731 CLASS PK                                           3.50         05/15/2026           1,134,294
         728,293  FHLMC SERIES 2736 CLASS DB                                           3.30         11/15/2026             708,318
         129,000  FHLMC SERIES 2791 CLASS VD                                           5.00         02/15/2021             125,120
         153,000  FHLMC SERIES 2791 CLASS VJ                                           5.00         02/15/2021             148,581
         140,000  FHLMC SERIES 2791 CLASS VL                                           5.00         02/15/2021             136,089
         156,000  FHLMC SERIES 2804 CLASS EC                                           5.50         06/15/2033             158,387
         314,000  FHLMC SERIES 2820 CLASS PE                                           5.50         03/15/2030             317,980
         338,000  FHLMC SERIES 2825 CLASS PM                                           5.50         03/15/2030             342,434
          98,000  FHLMC SERIES 2833 CLASS JD                                           5.50         09/15/2029              98,468
         127,000  FHLMC SERIES 2835 CLASS NE                                           5.50         06/15/2029             128,148
         195,000  FHLMC SERIES 2876 CLASS PE                                           5.50         04/15/2030             197,126
         136,000  FHLMC SERIES 2878 CLASS QE                                           5.50         04/15/2030             137,551

                                                                                                                        18,444,421
                                                                                                                  ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.74%
       1,701,000  FNMA                                                                 2.20         12/04/2006           1,653,265
         457,000  FNMA                                                                 6.63         09/15/2009             496,500
         156,865  FNMA #255389                                                         5.00         08/01/2011             158,081
         144,316  FNMA #255440                                                         5.00         09/01/2011             145,435

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         33,344  FNMA #381135                                                         5.86%        01/01/2009    $         34,575
          70,402  FNMA #387024                                                         5.05         07/01/2011              71,192
             129  FNMA #545316                                                         5.64         12/01/2011                 134
         299,357  FNMA #725564                                                         4.53         04/01/2009             296,165
       1,028,169  FNMA #735008                                                         5.00         10/01/2014           1,032,766
          12,500  FNMA #754732                                                         5.50         03/01/2034              12,542
         799,993  FNMA #756196                                                         5.50         12/01/2033             802,642
         121,000  FNMA #760574                                                         4.32         12/01/2009             120,519
         225,000  FNMA #760762                                                         4.90         03/01/2020             224,780
              47  FNMA #800997                                                         5.50         11/01/2034                  48
             110  FNMA #805874                                                         5.50         12/01/2034                 110
             182  FNMA #806033                                                         5.50         12/01/2034                 183
             103  FNMA #806127                                                         5.50         12/01/2034                 103
         253,316  FNMA SERIES 2002-82 CLASS XJ                                         4.50         09/25/2012             254,205
         421,124  FNMA SERIES 2003-113 CLASS PN                                        3.50         02/25/2013             414,562
         440,664  FNMA SERIES 2003-13 CLASS GA                                         4.50         06/25/2032             442,094
         163,860  FNMA SERIES 2003-24 CLASS PA                                         4.50         11/25/2009             164,276
         363,239  FNMA SERIES 2003-32 CLASS KA                                         5.00         07/25/2013             366,096
         165,016  FNMA SERIES 2003-41 CLASS YN                                         4.00         05/25/2017             164,805
         296,221  FNMA SERIES 2003-79 CLASS KA                                         3.75         05/25/2011             295,647
         667,000  FNMA SERIES 2003-92 CLASS KQ                                         3.50         06/25/2023             654,487
       2,321,000  FNMA TBA%%                                                           5.00         05/01/2019           2,313,747
         875,000  FNMA TBA%%                                                           5.00         06/01/2019             870,625
       1,654,000  FNMA TBA%%                                                           5.50         05/01/2034           1,651,933
       1,456,000  FNMA TBA%%                                                           5.50         06/01/2034           1,450,540
       2,188,000  FNMA TBA%%                                                           5.00         05/01/2035           2,132,617

                                                                                                                        16,224,674
                                                                                                                  ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.70%
         407,367  GNMA #3545                                                           6.00         04/20/2034             418,184
         541,209  GNMA #3584                                                           6.00         07/20/2034             555,630
         107,825  GNMA #3625                                                           6.00         10/20/2034             110,688
         241,701  GNMA #3653                                                           6.00         12/20/2034             248,119

                                                                                                                         1,332,621
                                                                                                                  ----------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $36,486,327)                                                                36,261,278
                                                                                                                  ----------------

US TREASURY SECURITIES - 19.53%

US TREASURY BONDS - 5.08%
         847,000  US TREASURY BOND<<                                                   7.13         02/15/2023           1,072,911
       1,054,000  US TREASURY BOND<<                                                   6.25         08/15/2023           1,227,210
         231,000  US TREASURY BOND<<                                                   6.00         02/15/2026             264,251
       1,132,000  US TREASURY BOND<<                                                   6.25         05/15/2030           1,360,080
          44,000  US TREASURY BOND                                                     5.38         02/15/2031              47,955

                                                                                                                         3,972,407
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
US TREASURY NOTES - 14.45%
$      6,438,000  US TREASURY NOTE<<                                                   3.13%        01/31/2007    $      6,365,071
       2,235,000  US TREASURY NOTE<<                                                   3.38         02/28/2007           2,218,673
         461,000  US TREASURY NOTE<<                                                   3.50         02/15/2010             447,440
         308,000  US TREASURY NOTE<<                                                   4.00         03/15/2010             305,594
         423,000  US TREASURY NOTE<<                                                   4.25         11/15/2014             414,259
       1,616,000  US TREASURY NOTE<<                                                   4.00         02/15/2015           1,552,622

                                                                                                                        11,303,659
                                                                                                                  ----------------

TOTAL US TREASURY SECURITIES (COST $15,298,613)                                                                         15,276,066
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 5.73%
       4,481,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $4,481,365)              2.93         04/01/2005           4,481,000

TOTAL REPURCHASE AGREEMENTS (COST $4,481,000)                                                                            4,481,000
                                                                                                                  ----------------

COLLATERAL FOR SECURITIES LENDING - 18.70%

SHARES                                                                                                                 VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.81%
         630,322  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          630,322
                                                                                                                  ----------------

PRINCIPAL                                                                                                              VALUE
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 17.89%
       4,999,995  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $5,000,402)                                          2.93         04/01/2005           4,999,995
       8,999,991  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $9,000,711)                                          2.88         04/01/2005           8,999,991

                                                                                                                        13,999,986
                                                                                                                  ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,630,308)                                                              14,630,308
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $101,582,967)*                                     129.03%                                                  $    100,948,858
                                                        -------                                                   ----------------

OTHER ASSETS AND LIABILITIES, NET                        (29.03)                                                       (22,714,756)
                                                        -------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $     78,234,102
                                                        -------                                                   ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $8,389,871.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO VARIABLE TRUST FUNDS                     MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         DESCRIPTION                                                                                          VALUE
SHORT SALES - (1.81%)
    (1,412,880) FHLMC                                                                                             $     (1,412,880)

TOTAL SHORT SALES (COST $(1,421,567))                                                                                   (1,412,880)
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


9



ITEM 2. CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Asset Allocation Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, Wells Fargo Small Cap Growth Fund, and the Wells Fargo Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I, are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Variable Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Asset Allocation Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, Wells Fargo Small Cap Growth Fund, and the Wells Fargo Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I, are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Variable Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Variable Trust


                                                     By: /s/Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President


                                                     By: /s/Stacie D. DeAngelo

                                                         Stacie D. DeAngelo
                                                         Treasurer

                                                     Date: May 19, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                     Wells Fargo Variable Trust


                                                     By: /s/Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President


                                                     By: /s/Stacie D. DeAngelo

                                                         Stacie D. DeAngelo
                                                         Treasurer

                                                     Date: May 19, 2005